As filed with the Securities and Exchange Commission on January 31, 2006
                                                File Nos. 333-29289 and 811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                        Pre-Effective Amendment No. [ ]

                      Post-Effective Amendment No. 53 [ X ]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 54 [ X ]

                        (Check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
            -------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (800) 527-9525
            -------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                   ----------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[X ] immediately upon filing pursuant to paragraph (b)
[  ] on ____________________ pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated January 31, 2006 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)




===============================================================================

===============================================================================



                       DIVIDEND CAPITAL REALTY INCOME FUND







                                [logo goes here]











                                   PROSPECTUS

                                January 31, 2006

                       DIVIDEND CAPITAL REALTY INCOME FUND
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525






This prospectus describes Dividend Capital Realty Income Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The investment adviser to the Fund is Dividend Capital Investments, LLC (the "Adviser").

The Fund offers four classes of shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class A Shares are sold with a maximum front-end sales charge of 5.75%, Class B Shares are subject to a contingent deferred sales charge, Class C Shares are sold without a front-end sales charge and are subject to a deferred sales charge and Class I Shares are offered to qualifying investors.






As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                          PAGE

      Principal Investments and Risks........................1
      Performance Information................................2
      Fees and Expenses......................................4
      Investment Objective and Principal Strategies..........6
      Risks..................................................6
      Disclosure of Portfolio Holdings.......................6
      Management.............................................8
      Shareholder Information...............................10
      Purchasing Shares.....................................10
      Redeeming Shares......................................12
      Additional Information................................13
      Distributions and Taxes...............................15
      Distribution..........................................16
      Additional Payments to Financial Intermediaries.......20
      Financial Highlights..................................21
      For More Information..........................Back Cover



More detailed information on all subjects covered in this prospectus is contained in the Fund's Statement of Additional Information (the "SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

                         PRINCIPAL INVESTMENTS AND RISKS

Investment Objective -- The Fund's objective is to seek current income. Capital appreciation is a secondary objective.

Principal Investment Strategies -- Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies principally engaged in the real estate industry. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice. The Fund will invest in a portfolio of securities consisting primarily of common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock. The Adviser may buy debt securities that are rated below investment grade by Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or that are unrated debt securities which the Adviser has determined to be of comparable quality (sometimes referred to as "junk bonds"). A company is considered to be a real estate company if, in the opinion of the Adviser, at least 50% of its revenues or profits or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate. The Adviser may invest the Fund's assets in foreign issuers in addition to securities of domestic issuers.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund is likely to maintain a significant portion of its assets in real estate investment trusts ("REITs"). REITs primarily invest in income-producing real estate or makes loans which are secured by income-producing real estate. Equity REITs own and operate income-producing real estate; mortgage REITs lend money directly to real estate owners and operators or extend credit indirectly through the acquisition of loans or mortgage-backed securities; and hybrid REITs own properties and make loans to real estate owners and operators.

The Fund may invest in companies such as manufacturers and distributors of construction materials, equipment and building supplies; financial institutions which make or service mortgages on real estate; hotel and hotel management companies; retail chains; lumber, paper, forest products, timber, mining and oil companies as well as other similar types of companies that have a clear relationship to real estate or the real estate industry.

Principal Risks -- A principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the net asset value ("NAV") per share to fluctuate over time. Therefore, the value of your investment in the Fund may decline and you could lose money. There is no assurance that the Fund will achieve its objective.

In addition, the risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund's performance more than if the Fund were diversified.

An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, overbuilding, possible environmental liabilities, zoning and natural disasters. If a borrower or a lessee defaults, a REIT may incur substantial costs associated with protection of its investments.

The Fund may invest more than 25% of its assets in what may be considered a single industry sector or several closely related industries. Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent. Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries or securities.

Foreign markets can be more volatile than the U.S. market due to greater risk of issuer, political, regulatory, or economic developments. The value of foreign securities may decline because of declining currencies and unfavorable currency exchange rates.

Below-investment grade debt securities have a greater risk of default and are more volatile than higher-rated securities with similar maturity.

Investor Profile -- The Fund is intended for investors who are willing to hold their shares for a long period of time and are seeking to diversify their investment portfolio. The Fund is not appropriate if you are investing for a short period of time or are uncomfortable with the risks associated with the Fund's investment strategies.

                             PERFORMANCE INFORMATION

The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The returns shown below are for Class A Shares of the Fund. Class C and Class I shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear difference expenses. The bar chart shows how the performance of the Class A Shares of the Fund has performed for its initial calendar year. The bar chart figures do not include any sales charges that an investor will pay when buying or selling Class A Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Class A Shares for the periods ended December 31, 2005 to the MSCI U.S. REIT Index and the Merrill Lynch REIT Preferred Index. Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]


2004..26.62%
2005.. 7.01%

[end bar chart]


During the period shown in the bar chart, the highest return for a calendar quarter was 11.09% (quarter ending 3/31/04) and the lowest return for a calendar quarter was (3.80%) (quarter ending 6/30/04).





                                        Average Annual Total Return
                                (for the periods ending December 31, 2005)
                                --------------------------------------------


                                                     Since Inception
                                        One Year   (December 17, 2003)
                                       ---------   -------------------

Class A Shares
Return Before Taxes                     0.86%          12.80%
Return After Taxes on Distributions(1)  4.49%          10.42%
Return After Taxes on Distributions
    and Sale of Fund Shares(1)          4.50%          9.54%
Class B Shares(2)                       1.66%         13.82%
Class C Shares                          3.99%         14.00%
Class I Shares                          7.20%         18.74%
[GRAPHIC OMITTED]
MSCI U.S. REIT Index(3)                 12.13%        21.63%
Merrill Lynch REIT Preferred Index(4)    2.57%         4.47%

(1) After tax returns are shown for Class A Shares only. After tax returns for Class C and Class I shares will be different. After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns show are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.

(2) Return represent the performance of Class A Shares but have been restated to include the effect of the distribution and services fees at an annual rate of 1.00% of the Fund's Class B Share assets. Had the performance of Class A Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(3) On June 20, 2005, the official name of the Morgan Stanley REIT Index changed to the MSCI US REIT Index. The MSCI U.S. REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(4) The Merrill Lynch REIT Preferred Index is a preferred stock market capitalization-weighted total return index of all exchange-traded perpetual preferred securities of equity REITS. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance. The Merrill Lynch REIT Preferred Index is an unmanaged index of investment grade REIT preferred shares with a deal size in excess of $100 million, weighted by capitalization and considered representative of investment grade preferred real estate stock performance. The index is used in comparison to the Fund because the Fund invests in preferred stock of companies primarily engaged in the real estate industry, including REITs. The Fund may invest significant assets in common and preferred shares of mortgage REITs and non-investment grade and unrated REIT preferred shares, which are not included in this benchmark.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling portfolio securities. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

                                          Class   Class  Class   Class
                                          A       B      C       I
                                          Shares  Shares Shares  Shares

Maximum Sales Charge (Load) Imposed on    5.75%   None   None     None
Purchases(1)
Maximum Deferred Sales Charge(Load)       None(2) 5.00%(3)2.00%(4) None(5)
Maximum Sales Charge
(Load) Imposed on Reinvested Dividends
and Distributions                         None    None    None    None
Redemption Fees                           None(6)(None(7) None(7) None(7)
Exchange Fees(8)                          None    None    None    None

Estimated Annual Operating Expenses(expenses that are deducted from Fund assets)

Management Fee                            1.00%   1.00%  1.00%   1.00%
Distribution (12b-1) and Service Fees     0.25%   1.00%  1.00%   0.00%
Other Operating Expenses                  1.04%   1.04%  1.04%   1.04%
                                          -----   -----  -----   ----
Total Fund Operating Expenses             2.29%   3.04%  3.04%   2.04%
Fee Waiver and/or Expense                (0.49%) (0.49%)(0.49%) (0.49%)
Reimbursements(9)                        ------- -------------- -------
Net Expenses                              1.80%   2.55%  2.55%   1.55%
                                          =====   =====  =====   =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000, and the sales charge is waived for certain classes of investors. Please see "Distribution Arrangements" currently presented on page [16] for additional information.

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

(3) A 5.00% deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four you will pay 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

(4) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within one (1) year. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

(5) You will be subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or
     (2) the cost of such shares.

(6) The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors has approved this waiver and the imposition of a redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 30 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

(7) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(8)  A shareholder will be charged a $10 fee for each telephone exchange.

(9) In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B , Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, for the first three years following commencement of operations. This fee waiver is subject to recoupment by the Adviser within three years.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund and then you redeem all of your shares at the end of the periods indicated. The example assumes that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

                       1 Year           3 Years         5 Years         10 Years
                       ------           --------        -------         --------
Class A Shares(1)      $747             $1,205          $1,688          $3,014
Class B Shares          758              1,193           1,754           3,321
Class C Shares          458                893           1,554           3,321
Class I Shares          158                592           1,053           2,330

(1) The above examples assume the payment of the maximum initial front-end sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

                 INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of the Fund is to seek current income. Capital appreciation is a secondary objective. The Fund operates as a non-diversified fund for purposes of the 1940 Act.

The Fund may invest in companies with small market capitalization (i.e., less than $250 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies").

When selecting investments for the Fund, the Adviser will seek to identify securities that it believes are likely to provide superior returns first, in the form of sustainable current income, and second, through growth in cash flows over time with capital appreciation. The Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Adviser to contribute to the Fund's investment objectives, when an investment opportunity arises that the Adviser believes is more compelling, or to realize gains or limit losses.

Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund, when it leverages its investments, will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.

                                      RISKS

Investment Risk -- An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Sector/Concentration Risk -- Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Fund may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

Stock Market Risk -- Your investment in common shares represents an indirect investment in the common stock, preferred securities and other securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. The Fund may utilize leverage, which magnifies the market risk. See "Leveraging" below.

General Real Estate Risk -- Because at least 80% of the Fund's assets normally will be concentrated in securities of real estate companies, your investment in the Fund will be significantly impacted by the performance of the real estate industry. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. The Fund will not invest in real estate directly, but only in securities issued by real estate companies or mortgages backed by commercial real estate. However, because of the Fund's concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate, including:

o     declines in the value of real estate;

o     risks related to general and local economic conditions;

o     possible lack of availability of mortgage funds;

o     overbuilding;

o     extended vacancies of properties;

o     increased competition;

o     increases in property taxes and operating expenses, including insurance;

o     changes in laws, including zoning law;

o     losses due to costs resulting from the clean-up of environmental problems;

o liabilities to third parties for damages resulting from environmental problems;

o     casualty or condemnation losses;

o     limitations on rents;

o     changes in neighborhood values and the appeal of properties to tenants;
      and

o     changes in interest rates.

REITs -- Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Counterparty Risk -- The use of interest rate swaps and caps may also subject the Fund to counterparty risk. Counterparty risk is the risk that the Fund, when it engages in a swap or cap transaction with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Small Company Risk -- The Fund is subject to small company risk. Small companies may lack depth of management, be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.

Foreign Securities Risks -- Under normal market conditions, the Fund may invest up to 20% of its assets in securities of foreign issuers. Currently, the Fund intends to invest in only those foreign securities issued by North American issuers. Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

o     future foreign economic, financial, political and social developments;

o     different legal systems;

o     the  possible   imposition   of  exchange   controls  or  other foreign
      governmental laws or restrictions;

o     less governmental supervision;

o     regulation changes;

o     changes in currency exchange rates;

o less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

o     high and volatile rates of inflation;

o     fluctuating interest rates;

o     less publicly available information; and

o different accounting, auditing and financial record keeping standards and requirements.

Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates, which are adjusted based upon international interest rates. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as the growth of gross domestic product, the rates of inflation, capital reinvestment, self-sufficiency and balance of payments position.

As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

Below-Investment Grade Debt Securities -- The Fund may invest up to 20% of its net assets in debt securities rated below investment grade by S&P or Moody's, and in unrated securities determined to be of comparable quality by the Adviser. Generally, the Adviser will not invest in debt securities rated CCC or lower by S&P or Caa or lower by Moody's. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. These securities may be less liquid and more difficult to value than higher-rated securities.

Non-Diversification -- The Fund intends to operate as a non-diversified investment company as that term is defined in the 1940 Act. However, because the Fund intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must meet certain other diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses.

Temporary Defensive Positions -- When the Fund's management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective.

Portfolio Turnover Risk -- The Fund may engage in portfolio trading when considered appropriate. The Fund's annual portfolio turnover rate may vary greatly from year to year. There are no limits on the rate of portfolio turnover. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Adviser -- Dividend Capital Investments LLC ("Adviser"), located at 518 Seventeenth Street, Suite 1700, Denver, Colorado 80202, serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company that was formed in October 2003 and is registered with the SEC as an investment adviser.

The Adviser is jointly owned by DCI Group LLC, an affiliate of Dividend Capital Group LLC ("DCG"), and Forum Partners Investment Management LLC ("Forum Partners"). Forum Partners is principally owned by Russell Platt, the Fund's
Portfolio Manager. DCG is a fully integrated real estate investment management company that focuses on creating and managing high quality real estate investment products for both individual and institutional investors. The principals and employees of DCG have over 150 years of combined experience in the real estate investment management business, including extensive experience directly investing in and owning properties as well as managing public REITs and portfolios of real estate securities. DCG believes that its diverse experience differentiates it from other real estate investment management organizations.

As of September 30, 2005, DCG had over $1.9 billion of real estate related assets under management. Additionally, certain affiliates of DCG have overseen directly, or indirectly through affiliated entities, the acquisition, development, redevelopment, financing and sale of approximately 360 real estate projects with an aggregate value in excess of approximately $2.7 billion.

The Adviser, subject to the general supervision of the Board of Directors of the Company, provides a continuous investment program for the Fund, including investment research and management. The Adviser manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at the annual rate of 1.00% on the average daily net assets of the Fund. For the period ended September 30, 2005 the Adviser waived fees of $93,354 and reimbursed other expenses of $18,342.

A discussion regarding the basis for the Board of Directors re-approving the investment advisory contract is available in the Fund's SAI dated January 31, 2006 and will also be made available in the Fund's Semi-Annual Report to Shareholdes for the period ended March 31, 2006.

In the interest of limiting  expenses of the Fund's Class A, Class B, Class
C and Class I shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B, Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, for the first three years following commencement of operations. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund.

The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. The total amount of recoverable reimbursements as of September 30, 2005, was $210,545 and expires as follows:

           Year expiring         Amount

                2007            $ 98,849
                2008             111,696

Portfolio Managers -

The Fund is managed by the Investment Committee of Dividend Capital Investments LLC. The Fund's Portfolio Officers are Mr. Amitabh Godha, Dr. Glenn Mueller, Mr. Russell Platt and Mr. Charles Song. The Portfolio Managers have ultimate responsibility for the day-to-day management of the Fund's portfolio. Mr. Platt and Dr. Mueller assist in the development and implementation of overall portfolio strategy and top down asset allocation decisions. Mr. Godha and Mr. Song assist in the development and implementation of overall portfolio strategy, top down asset allocation decisions and have responsibility for specific sectors and asset classes. The Investment Committee and Portfolio Managres are further supported by dedicated securities analysts. Investment opportunities are presented to the Investment Committee which has ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

-----------------------------------------------------------------
Portfolio     Joined Fund  Employer    Positions over Past 5
Officer                                Years
-----------------------------------------------------------------
-----------------------------------------------------------------
Amitabh Godha 2005         Dividend    Co-Portfolio Manager for
                           Capital     the Adviser and
                           Investments Assistant Portfolio
                           (2003 to    Manager of the Dividend
                           present)    Capital Realty Income
                                       Allocation Fund
                                       Previously, an
                                       independent consultant
-----------------------------------------------------------------
-----------------------------------------------------------------
Dr. Glenn     2005         Dividend    Real Estate Investment
Mueller                    Capital     Strategist of the
                           Investments Adviser and Professor,
                           (2005 to    Colorado State University
                           present)    Previously, Real Estate
                                       Strategist, Legg Mason
                                       Wood Walker, Inc. and
                                       Professor, Johns Hopkins
                                       University
-----------------------------------------------------------------
-----------------------------------------------------------------
Russell Platt 2003         Dividend    Chief Investment Officer
                           Capital     of the Adviser;
                           Investments Principal and Founder of
                           (2003 to    Forum Partners LLC
                           present)    Previously, JER Partners
                           and Forum   and Security Capital
                           Partners
                           LLC (2002
                           To present)
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles Song  2005         Dividend    Co-Portfolio Manager for
                           Capital     the Adviser and
                           Investments Assistant Portfolio
                           (2003 to    Manager of the Dividend
                           present)    Capital Realty Income
                                       Allocation Fund
                                       Previously, Newbridge
                                       Capital and an
                                       independent consultant
-----------------------------------------------------------------


The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A, Class B, Class C or Class I shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

You may purchase shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. Investment professionals who offer shares of the Fund may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions -- You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program -- Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments -- The minimum initial investment for Class A, Class B and Class C shares of the Fund is $2,500. Class I Shares are only available to "qualified investors" with a minimum investment of at least $100,000. The minimum initial investment for IRA accounts is $500. Additional investments in Class A, Class B and Class C shares must be in amounts of $100 or more. Class I Shares subsequent investments must be in amounts of $10,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail -- For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. Please be sure to specify which class of shares you wish to invest in. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire -- You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at
(800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order (see "Signature Guarantees"). The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any deferred sales charge or redemption fee, as applicable. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.


We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption proceeds to you within 7 calendar days after the Transfer Agent receives your redemption request in proper form. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares, and to eliminate the need for backup withholding.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 527-9525 for further information regarding redemptions.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

By Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees are required if you sell a large number of shares, if your address of record on the account application has been changed within the last thirty (30) days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

By Telephone -- You may redeem your shares by telephone provided you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the amount of this service fee at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees -- To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (1) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(2) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (3) trust companies; (4) firms which are members of a domestic stock exchange; (5) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (6) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. The Transfer Agent cannot honor guarantees from a notary public, savings and loan associations or savings banks.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum. If you bring your account balance up to the required minimum, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you'll pay a deferred sales charge based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares -- Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

If the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination -- Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How To Transfer Shares -- If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports -- Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid quarterly. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Distributions attributable to dividends received by the Fund from a REIT do not qualify for qualified dividend income treatment. Absent further legislation qualified dividend income will not qualify for such capital gains rates if distributed after December 31, 2008. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.


                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. The Distributor has appointed Dividend Capital Securities as a national sales and marketing agent to assist in the promotion of the Fund. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares --

                                    Sales charge as a
                                      percentage of

                                    Offering Net       Discount as a
Amount of purchase at the public    price    amount    percentage
offering price                               invested  of offering price
--------------                      -------  --------  -----------------

Less than $50,000                   5.75%    6.10%     5.00%
$50,000 but less than $100,000      4.50%    4.71%     3.75%
$100,000 but less than $250,000     3.50%    3.63%     2.75%
$250,000 but less than $500,000     2.50%    2.56%     2.00%
$500,000 but less than $1,000,000   2.00%    2.04%     1.75%
$1,000,000 or more                  None     None      None

Broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 0.25%, payable quarterly. The amount of service fees payable to the broker-dealer will begin accruing immediately.

If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 30 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 30 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, we will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors has approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 30 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 30 days of purchase may be waived in certain circumstances. The redemption fee is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 30 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through these financial intermediaries.

Sales charge reductions and waivers -- To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's transfer agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's transfer agent can verify your eligibility for the reduction or exception. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's transfer agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's Statement of Additional Information for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation -- After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention -- A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member -- You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-end Sales Charges -- Class A Shares

No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2) exchanges of one fund's shares for those of another fund if a sales charge was paid at the time of the original purchase;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser and its affiliates, the Distributor and by members of their immediate families ("immediate family" means your spouse, children, grandchildren, parents, grandparents, parent-in-laws, brothers, sisters, aunts and uncles, nieces and nephews) and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's Distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts";

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and

(11)  purchases of $1 million or more.

Class B Shares -- Class B Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund. Class B Shares are subject to a contingent deferred sales charge on redemption. They automatically convert to Class A Shares after eight years, at which time applicable Distribution 12b-1 and Service Fees are reduced. The following is a schedule of the contingent deferred sales charge:

Year 1    Year 2   Year 3   Year 4   Year 5  Year 6   Year 7   Year 8
------    ------   ------   ------   ------  ------   ------   ------

5.00%     4.00%    3.00%    3.00%    2.00%   1.00%    None     None

Class C Shares -- Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge" below. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees."

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 1.00%, payable quarterly.

Class I Shares -- Class I shares are only available to "qualified investors" with investments of at least $100,000. Qualified investors include, but may not be limited to:

o Qualified institutional buyers as defined under Rule 144A of the Securities Act of 1933. A qualified institutional buyer (a "QIB"), includes many different entities such as an investment company, employee benefit plan, insurance companies, (public pension plan, public funds, foundation, endowment, trust), etc. One minimum requirement to qualify as a QIB is that it owns and invests on a discretionary basis at least $100 million in securities of issuers that are not affiliated with the Company, the Adviser or the Distributor.

o Certain charitable organizations as defined in Section 501I(3), or Section 664, of the IRS Code.

o Omnibus accounts of Registered Investment Advisers or Bank Trusts who place trades for their own accounts or accounts of their clients and who charge a management, consulting or other fee for their services.

o Institutional retirement plans and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts".

Note that Class I Shares are subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

Waiver Of Deferred Sales Charge

The deferred sales charge on Class B and Class C shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;
(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's Distributor.

Rule 12b-1 Fees -- The Board of Directors have adopted a Distribution and Service Plan for the Fund's Class A, Class B and Class C shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A Share expenses and 1.00% for Class B and Class C share expenses. With respect to the Class B and Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Compensation to Financial Intermediaries -- The Adviser or the Distributor may, out of their own resources, make payments to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") for each sale of fund shares by the Financial Intermediary in excess of $1 million. See the SAI for more information regarding these arrangements.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in Class A, Class C and Class I shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

DIVIDEND CAPITAL REALTY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                     Class A Shares              Class C Shares              Class I Shares
                               ------------------------   ------------------------    ------------------------
                               Year ended    Period ended  Year ended    Period ended  Year ended     Period ended
                               September 30, September 30, September 30, September 30, September 30,  September 30,
                                  2005          2004*         2005          2004*         2005          2004*
                              ------------- ------------- ------------- ------------- ------------- -------------
NET ASSET VALUE
Beginning of period          $ 11.20       $ 10.00       $ 11.16        $ 10.00       $ 11.19       $ 10.00
                             -------       -------       -------        -------       -------       -------
Investment activities
  Net investment income         0.40          0.29          0.32           0.21          0.52          0.29
  Net realized and
   unrealized gain on
   investments                  1.41          1.21          1.38           1.21          1.87          1.21
                             -------       -------       -------        -------       -------       -------
  Total from investment
   activities                   1.81          1.50          1.70           1.42          2.39          1.50
                              -------       -------       -------       -------       -------       -------
Distributions
    Net investment income      (0.40)        (0.27)        (0.32)         (0.23)        (0.52)        (0.28)
    Net realized gain          (0.39)        (0.03)        (0.39)         (0.03)        (0.39)        (0.03)
                             -------       -------       -------        -------       -------       -------
Total Distributions            (0.79)        (0.30)        (0.71)         (0.26)        (0.91)        (0.31)
                             -------       -------       -------        -------       -------       -------
NET ASSET VALUE
End of period                $ 12.22       $ 11.20       $ 12.15        $ 11.16       $ 12.67       $ 11.19
                             =======       =======       =======        =======       =======       =======

Ratios/Supplemental Data
Total Return                  16.48%        15.10%         15.52%         14.29%        21.83%        15.10%
                             =======       =======       =======        =======       =======       =======

Ratio to average net assets(A)
    Expenses(B)                1.80%         1.80%**       2.55%         2.55%**        1.55%         1.55%**
    Net investment income      4.62%         4.83%**       3.87%         4.05%**        4.87%         5.08%**
Portfolio turnover rate      251.29%       497.37%       251.29%       497.37%        251.29%       497.37%
Net assets,
     end of period(000's)   $27,140       $ 2,722       $11,814       $ 1,266        $   548       $    53


*    Commencement of operations of each Class of shares was December 18, 2003.
**   Annualized

(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.

(B)  Expense ratio reflects the effect of fee waivers and reimbursements.


                       Dividend Capital Realty Income Fund
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 STONY POINT PARKWAY, SUITE 205
                            RICHMOND, VIRGINIA 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the Dividend Capital Realty Income Fund (the "Fund"), dated January 31, 2006, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Fund, free of charge, by writing to The World Funds, Inc. at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.




The date of this SAI is January 31, 2006

                                TABLE OF CONTENTS

                                                               PAGE
                                                               ----

General Information...............................................1
Additional Information About The Fund's Investments...............1
Investment Objective..............................................1
Strategies and Risks..............................................2
Investment Programs...............................................2
Investment Restrictions...........................................5
Management of the Company.........................................7
Principal Securities Holders.....................................14
Adviser and Advisory Agreement...................................15
Management-Related Services......................................16
Portfolio Transactions...........................................17
Capital Stock and Dividends......................................18
Distribution.....................................................19
Additional Information about Purchases and Sales.................21
Special Shareholder Services.....................................23
Tax Status.......................................................24
Investment Performance...........................................26
Financial Information............................................29
Appendix A.......................................................30
Appendix B.......................................................40

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund". This SAI relates to the prospectus for Class A, Class B, Class C and Class I shares of the Dividend Capital Realty Income Fund (the "Fund").

The Fund is a separate investment portfolio or series of the Company. The Fund is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a distribution (i.e., 12b-1) fee; Class B Shares charging a maximum contingent deferred sales charge of 5% if redeemed within six years of purchase, carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, but converting to Class A Shares eight years after purchase; Class C Shares, which have no front-end sales charge, a deferred sales charge of 2% if shares are redeemed within one (1) year after purchase, and carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, with no conversion feature; and Class I Shares, which have no front-end sales charge, no distribution (i.e., 12b-1) fee and are only available to certain investors. Each class of shares are substantially the same as they represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objectives and policies. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval; except that, the Company will give the shareholders of the Fund at least sixty (60) days' prior notice of any change with respect to its policy of investing at least 80% of its net assets in securities of companies principally engaged in the real estate industry (as defined below).

                              INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objective by investing at least 80% of its assets in the securities of companies principally engaged in the real estate industry (as defined below). This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders upon sixty (60) days prior notice. Such securities are common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock. The Fund is likely to maintain a significant portion of its assets in real estate investment trusts ("REITs"). The adviser may buy debt securities that are rated below- investment grade by Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or that are unrated debt securities which the adviser has determined to be of comparable quality (sometimes referred to as "junk bonds"). The adviser may invest the Fund's assets in real estate securities of foreign issuers in addition to such securities of domestic issuers.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

A company is considered to be a real estate company if, in the opinion of the adviser, at least 50% of its revenues or profits or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The Fund may also borrow money to increase its holdings of portfolio securities. This is known as "leveraging". In addition, the Fund may enter into interest rate swap or cap transactions to hedge its interest rate risk with respect to its leveraging activities.

All investments entail some market and other risk. For instance, there is no assurance that the adviser will achieve the investment objective of the Fund. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS


Securities Issued By Real Estate Companies. Under normal market conditions, at least 80% of the Fund's net assets, including the amount of any borrowings for investment purposes, will be invested in the securities of real estate companies. For purposes of the Fund's investment policies, a company is a real estate company if at least 50% of its assets, gross revenue, or net profits are committed to, or derived from, real estate or real estate related activities. Real estate companies may include, but are not limited to, the following: real estate operating companies; REITs; hotel and hotel management companies; financial institutions that make or service mortgage loans; mortgages backed by commercial real estate; and pass-through trusts or other special purpose entities that issue CMBS and/or execute real estate financings or securitizations.

.......REITs are companies dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs are generally not taxed on income distributed to shareholders provided they distribute to their shareholders substantially all of their taxable income (other than net capital gains) and otherwise comply with the requirements of the Code. As a result, REITs generally pay relatively higher dividends compared to other types of companies, and the Fund intends to use REIT dividends in an effort to meet its primary investment objective of providing a high level of current income. Dividends paid by REITs will not be eligible for the dividends received deduction (the "DRD") under Section 243 of the Code and are generally not considered "qualified dividend income" eligible for reduced rates of taxation. The DRD generally allows corporations to deduct 70% of the income they receive from dividends that are paid out of earnings and profits of the issuer. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

.......Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers may also have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

.......Properties are likely to be adversely affected if a significant tenant ceases operation, voluntarily or otherwise. Certain commercial properties may require their owner to expend significant amounts of capital for general and continuing capital improvements. The value and successful operation of certain commercial properties may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities and adverse economic conditions in the locale.

Insurance Issues. Although certain real estate companies may carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with customary policy specifications, limits and deductibles, such insurance is not uniform among real estate companies. Should any type of uninsured loss occur, the real estate company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, would adversely affect the Fund's investment performance.

Environmental Risk. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on the shares could be reduced.

Equity Securities. Equity securities in which the Fund may invest include common stocks, preferred stocks and convertible preferred securities (each discussed below). Such securities may include common stocks of real estate companies that either are required to and/or customarily distribute a large percentage of their current earnings as dividends.

Common Stocks. The Fund will generally invest in common stocks issued by real estate companies. Common stocks represent the residual ownership interest in the issuer, and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer only after all of its debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Securities. The Fund will generally invest in preferred securities and convertible preferred securities issued by real estate companies. Preferred securities pay fixed or floating dividends to investors and have "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. Some preferred stock offers a fixed rate of return with no maturity date. Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects or to fluctuations in the equity markets. Preferred security holders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Equity Securities Risk. The value of the U.S. and foreign equity securities in which the Fund invests will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk will affect the Fund's net asset value per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

Call Risk. Preferred securities may be redeemed beginning on their call date. If securities are called, the Fund may be forced to reinvest in securities with a lower yield, which would result in a decline in income.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

New Types of Securities. From time to time, preferred securities have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Adviser believes that doing so would be consistent with the Fund's investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities. The Fund will generally invest in convertible securities issued by real estate companies. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have broad characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally involve less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security may be subject to redemption at the option of the issuer at a predetermined price ("conversion price"). Depending upon the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like common stock. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objectives. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. The value of a convertible security is a function of (i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and
(ii) its worth if converted into the underlying common stock.

Although to a lesser extent than with non-convertible fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage described under "Leverage" since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund designates liquid instruments on its books and records, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not designate liquid instruments on its books and records, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

.......If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Repurchase Agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), the Fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Debt Securities. The Fund may invest in debt securities. The Fund's investments in debt securities may include investments in convertible debt securities (see "Convertible Securities" above) as well as debt securities issued by real estate companies, CMBS and U.S. government securities (each discussed below).

Commercial Mortgage Backed Securities. The Fund will generally invest in CMBS. CMBS generally are multi class debt or pass-through certificates secured or backed by mortgage loans on commercial properties that are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection typically is provided by having the holders of subordinated classes of securities ("Subordinated CMBS") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protections, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross collateralization and over-collateralization.

.......The Fund may invest in Subordinated CMBS issued or sponsored by investment banks, commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage backed securities arising out of the same pool of mortgages. The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior mortgage backed securities. On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category, and frequently in a substantially lower rating category, than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed income securities and senior mortgage backed securities.

.......The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for residential single family mortgage backed securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to-four family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to-four family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage backed securities secured by loans on commercial properties than on those secured by loans on residential properties.

Commercial Mortgage Backed Securities Risk. In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third party guarantees or other forms of credit support can reduce the credit risk.

.......CMBS are also subject to several risks created through the securitization process. Special servicer conflicts of interest arise due to the fact that junior note holders, who are represented by a special servicer who deals with delinquent loans in the CMBS collateral pool, benefit from a postponement of the write-down of a loan because it results in loss of principal and interest payable. Most CMBS transactions address this conflict with specific guidelines regarding write downs of specially serviced loans. Subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS will not be fully paid. Subordinate securities of CMBS are also subject to greater credit risk than those CMBS that are higher rated.

Mortgage Loans/Senior Loans. The Fund will generally invest in mortgage loans and senior loans backed by commercial real estate. Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior Loans typically have a stated term of between five and ten years and rates of interest which are fixed at issuance or are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread.

.......Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

.......Many Senior Loans in which the Fund will invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. Many Senior Loans that are rated by a rating agency will have been assigned ratings below investment grade. In the event Senior Loans are not rated, they may be the equivalent of below investment grade quality. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Because of the protective features of Senior Loans, the Adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations.

.......An active trading market may not exist for some Senior Loans and some
Senior Loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. In addition, the Fund may not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower.

Commercial Mortgage/Senior Loans Risk. The value of the commercial mortgages in which the Fund invests will be affected by changes in the real estate markets, which may be the result of local government zoning laws, changes in interest rates or changing investor sentiment. At times, the commercial real estate markets can be volatile and values can change substantially.

.......The risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are typically senior and secured in contrast to below investment grade debt securities, which are often subordinated and unsecured. See "Lower Rated Securities Risk." Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest rates are adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than below investment grade debt securities, which are typically fixed rate. The Fund's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value.

.......Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

.......Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets and which may make it difficult to value the assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans.

.......Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. In the event that the Fund invests a portion of its assets in Senior Loans that are not secured by specific collateral, the Fund will not enjoy the benefits of collateralization with respect to such Senior Loans. In the case of collateralized Senior Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower's payment obligation or that the collateral can or will be liquidated. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and its net asset value. If the terms of a Senior Loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss.

Second Lien Loans and Debt Securities. The Fund will generally invest in loans and other debt securities that have the same characteristics as Senior Loans except that such loans are have a second lien on the real estate collateral. "Second lien" loans and securities like Senior Loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with "second lien" loans are higher than the risk of loans with first priority over the collateral. In the event of default on a "second lien" loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible, that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund.

Mortgage Loan Participations. The Fund will generally invest in fixed and floating-rate mortgage loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lead lender, and may assume the credit risk of the lead lender in addition to the borrower.

Debt Securities Issued by Real Estate Companies. The Fund will generally invest in debt securities issued by real estate companies. Debt securities in which the Fund may invest include all types of debt obligations having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity. The debt securities in which the Fund intends to invest may bear interest at fixed rates or variable rates of interest, and may involve equity features such as contingent interest or participation based on revenues, rents or profits.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities such as preferred and debt securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will decline, and vice versa. The Fund's investment in such securities means that the net asset value and market price of the common shares may tend to decline if market interest rates rise. ......During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to prepay principal earlier than scheduled, which is generally known as call or prepayment risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred and debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Market interest rates for investment grade fixed income securities in which the Fund will invest have recently declined significantly below the recent historical average rates for such securities. This decline may have increased the risk that these rates will rise in the future (which would cause the value of the Fund's net assets to decline) and the degree to which asset values may decline in such events; however, historical interest rate levels are not necessarily predictive of future interest rate levels.

Credit Risk. Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Real estate companies, including REITs, may be highly leveraged and financial covenants may affect the ability of REITs to operate effectively. If the principal payments of a REIT's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the REIT's cash flow may not be sufficient to repay all maturing debt outstanding. In addition, a real estate company's obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a company's range of operating activity. A real estate company, therefore, may be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions, which may be beneficial to the operation of the REIT.

Lower Rated Securities Risk. With respect to the portion of its assets allocated to preferred securities and debt securities, the Fund may invest without limit in securities that at the time of investment are rated below investment grade. Securities rated below investment grade are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and these securities are sometimes referred to as "junk bonds." These securities are subject to a greater risk of default. A security will be considered to be below investment grade if, at the time of investment, such security has a rating of "BBB" or lower by S&P, "Baa" or lower by Moody's or an equivalent rating by a nationally recognized statistical rating agency, or, if unrated, such security is determined by the Adviser to be of comparable quality.

.......Lower rated securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund is invested in lower rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund was investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities which are in default at the time of purchase.

.......Lower rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Yields on lower rated securities will fluctuate if the issuer of lower rated securities defaults, and the Fund may incur additional expenses to seek recovery.

.......The secondary markets in which lower rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

.......It is reasonable to expect that any adverse economic conditions could disrupt the market for lower rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities. New laws and proposed new laws may adversely impact the market for lower rated securities.

U.S. Government Securities. The Fund may invest in U.S. Government Securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. government securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Debentures. The Fund may invest in debentures which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Interest Rate Transactions. The Fund may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps. The Fund expects to enter into these transactions primarily to hedge against interest rate risks with respect to its leveraging activities. The Fund intends to use these transactions as a hedge and not as speculative investments. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap.

The Fund may enter into interest rate swaps or caps on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap or cap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps are more recent innovations which tend to be less liquid than swaps.

The use of financial instruments discussed above, i.e., interest rate swaps and caps, may be subject to applicable regulations of the SEC and the several exchanges upon which they are traded.

The Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in swaps or caps involving obligations to third parties. The Fund will not enter into such transactions unless it owns cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations. The Fund will comply with SEC guidelines regarding cover for these instruments, and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

Interest Rate Transactions Risk. The Fund may enter into an interest rate swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the interest rate swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund.

Foreign Securities. The Fund may invest its assets in the securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may maintain its foreign securities in the custody of non U.S. banks and securities depositories. All of these risks are heightened for investments in emerging markets.

Foreign securities in which the Fund invests may be listed on foreign stock exchanges and may trade on weekends and other days when the Fund does not price its shares. As a result, the Fund's net asset value ("NAV") may be significantly affected by trading on days when the advisor does not have access to the Fund and shareholders cannot purchase or redeem shares. Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, the Fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an agreement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the Fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the Fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency increase during the contract period.

Leverage. Borrowings or other transactions involving Fund indebtedness (other than for temporary or emergency purposes) and any preferred shares issued by the Fund all would be considered "senior securities" for purposes of the 1940 Act and would constitute leverage. Leverage creates an opportunity for an increased return to common shareholders, but it is a speculative technique in that it will increase the Fund's exposure to declines in cash flows from and decreases in market values of the Fund's assets. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds or other leverage proceeds exceed the cost of the leverage, the use of leverage will diminish the investment performance of the common shares. Successful use of leverage depends on the Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

.......Capital raised through leverage will be subject to interest costs or dividend payments, which could exceed the income and appreciation on the securities purchased with the proceeds of the leverage. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit), and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. The issuance of preferred shares by the Fund would involve offering expenses and other costs, including dividend payments, which would be borne by the common shareholders. Fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares issued could reduce cash available for dividends on common shares. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund's total return.

.......The terms of any borrowing, other indebtedness or preferred shares issued by the Fund may impose asset coverage requirements, dividend limitations and voting right requirements on the Fund that are more stringent than those imposed under the 1940 Act. Such terms may also impose special restrictions on the Fund's portfolio composition or on its use of various investment techniques or strategies. The Fund may be further limited in any of these respects by guidelines established by any rating agencies that issue ratings for debt securities or preferred shares issued by the Fund. These requirements may have an adverse effect on the Fund. For example, limitations on the Fund's ability to pay dividends or make other distributions could impair its ability to maintain its qualification for treatment as a regulated investment company for federal tax purposes. To the extent necessary, the Fund intends to repay indebtedness or to purchase or redeem preferred shares to maintain the required asset coverage. Doing so may require the Fund to liquidate portfolio securities at a time when it would not otherwise be desirable to do so. Nevertheless, it is not anticipated that the 1940 Act requirements, the terms of any senior securities or the rating agency guidelines will impede the Adviser in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

.......While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holders of common shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

.......Some of the Fund's portfolio securities, including real estate company securities, and the securities of other investment companies, may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund's common shares and the returns to the holders of common shares.

Derivatives Risk. Small investments in derivatives can have a significant impact on the Fund's exposure to fluctuations in interest rates or currency exchange rates. There may be an imperfect correlation between the values of such instruments and the underlying assets. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the party who issued the derivative defaults on its obligation. Moreover, certain derivatives may be less liquid and more difficult to value than others. Furthermore, the ability to successfully use derivatives depends on Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

.......In addition, the Fund may seek to gain exposure to real estate securities by investing in swap agreements based on REIT securities, real estate company securities, REIT indices or baskets of real estate company securities, including indices based on or baskets of foreign real estate company securities. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT security, a real estate security or a REIT index, or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. In addition to the risks of investing in derivatives generally, investments in real estate related swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs and real estate companies, including changes in the values of underlying properties, defaults by borrowers or tenants, revisions to the Code, changes in interest rates and poor performance by those managing the REITs.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to any derivative contracts purchased or interest rate transactions entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Restricted and Illiquid Securities Risks. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Adviser's judgment as to value will often be given greater weight than market quotations, if any exist. If market quotations are not available, illiquid securities will be valued in accordance with procedures established by the Fund's Board, including the use of outside pricing services. Investment of the Fund's capital in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

.......Restricted securities have contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund's ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the 1933 Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

Tax Risk. The Fund's investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. In particular, the provisions that currently apply to the favorable tax treatment of qualified dividend income are scheduled to expire on December 31, 2008 unless future legislation is passed to make the provisions effective beyond this date. There can be no assurance of what portion, if any, of the Fund's distributions will be entitled to the lower tax rates that apply to qualified dividend income.

.......Rules governing the tax aspects of certain derivatives, swap agreements, including real estate related swap agreements, credit default swaps and other credit derivatives are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in certain transactions involving derivatives.

.......In addition, the Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline and the dividend payments on any preferred shares issued by the Fund, or interest payments on any borrowings may increase. In addition, during any periods of rising inflation, the dividend rates for any preferred shares issued by the Fund would likely increase, which would tend to further reduce returns to holders of common shares. Deflation risk is the risk that prices throughout the economy may decline over time, which is the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Other Investment Companies. The Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies, including exchange traded funds, but not more than 5% of its total assets in any single investment company issuer that invest primarily in securities of the types in which the Fund may invest directly. The Fund generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares, or during periods when there is a shortage of attractive opportunities in the market. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses and would remain subject to payment of the Fund's advisory and other fees and expenses with respect to assets so invested. Holders of common shares would therefore be subject to additional expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the merits of an investment in an investment company relative to other available investments. The securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. As described in the section entitled "Leverage" the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.

.......The Fund will not invest in the securities of Dividend Capital Trust, which is an industrial REIT affiliated with the Adviser or the securities of any other affiliate of the Adviser.

Other Securities. The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and would not violate the Fund's fundamental investment policies or restrictions.

Market Disruption Risk. The terrorist attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The war in Iraq and instability in the Middle East also have resulted in recent market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the war or similar events in the future on the U.S. economy and securities markets.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Fund has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Fund. As a matter of fundamental policy, the Fund may not:

(1)   Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

(3)   Purchase or sell commodities or commodity contracts;

(4) Invest in interests in oil, gas, or other mineral exploration or development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

(7) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Participate on a joint or a joint and several basis in any securities trading account;

(9)   Engage in short sales;

(10) Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(11)  Make loans;

(12) Concentrate its investments in any industry, except that the Fund may concentrate in securities of companies which are real estate companies as described in the prospectus.

In applying its investment policies and restrictions:

(1) Except with respect to the Fund's investment restriction concerning borrowing, percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

      (iii)utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions -- In addition to the fundamental investment restrictions described above, and the various general investment policies described in the prospectuses and elsewhere in this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

(1) Invest more than 15% of its net assets in illiquid securities;

(2) Engage in arbitrage transactions; or

(3) Purchase or sell options.

                  DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board of Directors review these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Company is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty
(60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those service, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

   The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

   Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

   Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.

   All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

   Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Company and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers -- The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).

-------------------------------------------------------------------
Name, Address and  Position(s)Number  Principal          Other
Age                held with  of      occupation held    directorships
                   Company    funds   during the last    by
                   and tenure in the  five (5) Years     directors
                              Company                    and
                              overseen                   number
                                                         of funds
                                                         in the
                                                         complex
                                                         overseen
-------------------------------------------------------------------
-------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------
-------------------------------------------------------------------
* John Pasco, III  Chairman,     9    Mr. Pasco is       The
8730 Stony Point   Director           Treasurer and a    World
Parkway, Suite 205 and                Director of        Insurance
Richmond,          Treasurer          Commonwealth       Trust --
Virginia 23235     since              Shareholder        1 Fund;
(58)               May, 1997          Services, Inc.     and
                                      ("CSS"), the       Vontobel
                                      Company's          Funds,
                                      Administrator,     Inc.
                                      since 1985;
                                      President and
                                      Director of First
                                      Dominion Capital
                                      Corp. ("FDCC"),
                                      the Company's
                                      underwriter;
                                      President and
                                      Director of Fund
                                      Services, Inc.,
                                      the Company's
                                      Transfer and
                                      Disbursing Agent
                                      since 1987;
                                      President and
                                      Treasurer of
                                      Commonwealth
                                      Capital
                                      Management, Inc.
                                      since 1983 which
                                      also owns an
                                      interest in the
                                      investment
                                      adviser to the
                                      Third Millennium
                                      Russia Fund,
                                      another fund of
                                      the Company;
                                      President of
                                      Commonwealth
                                      Capital
                                      Management, LLC,
                                      the adviser to
                                      the Eastern
                                      European Equity
                                      Fund series and
                                      the GenomicsFund
                                      series of the
                                      Company;
                                      President and
                                      Director of
                                      Commonwealth Fund
                                      Accounting, Inc.,
                                      which provides
                                      bookkeeping
                                      services to the
                                      Company; and
                                      Chairman, Trustee
                                      and Treasurer of
                                      The World
                                      Insurance Trust,
                                      a registered
                                      investment
                                      company, since
                                      May, 2002; and
                                      Chairman,
                                      Director and
                                      Treasurer of
                                      Vontobel Funds,
                                      Inc., a
                                      registered
                                      investment
                                      company, since
                                      March, 1997. Mr.
                                      Pasco is also a
                                      certified public
                                      accountant.
-------------------------------------------------------------------

-------------------------------------------------------------------
Name, Address and  Position(s)Number  Principal          Other
Age                held with  of      occupation held    directorships
                   Company    funds   during the last    by
                   and tenure in the  five (5) Years     directors
                              Company                    and
                              overseen                   number
                                                         of funds
                                                         in the
                                                         complex
                                                         overseen
-------------------------------------------------------------------
-------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------
-------------------------------------------------------------------
Samuel Boyd, Jr.   Director      9    Mr. Boyd is        The
10808 Hob Nail     since              Manager of  the    World
Court              May, 1997          Customer Services  Insurance
Potomac, Maryland                     Operations and     Trust --
20854                                 Accounting         1 Fund;
(63)                                  Division of  the   Vontobel
                                      Potomac Electric   Funds,
                                      Power Company;     Inc.; and
                                      since              Satuit
                                      August,1978;  a    Capital
                                      Trustee of The     Management
                                      World Insurance    Trust --
                                      Trust, a           1 Fund;
                                      registered
                                      investment
                                      company, since
                                      May, 2002; a
                                      Trustee of Satuit
                                      Capital
                                      Management Trust,
                                      a registered
                                      investment
                                      company, since
                                      October, 2002; a
                                      Trustee of Janus
                                      Advisors Series
                                      Trust,  a
                                      registered
                                      investment
                                      company, from
                                      September, 2003 until
                                      May 2005;
                                      and Director of
                                      Vontobel Funds,
                                      Inc., a
                                      registered
                                      investment
                                      company, since
                                      March, 1997.  Mr.
                                      Boyd is also a
                                      certified public
                                      accountant.
-------------------------------------------------------------------
-------------------------------------------------------------------
William E. Poist   Director      9    Mr. Poist is a     The
5272 River Road    since              financial and tax  World
Bethesda,          May, 1997          consultant         Insurance
Maryland 20816                        through his firm   Trust --
(67)                                  Management Funds   1 Fund;
                                      Consulting for     Vontobel
                                      Professionals      Funds,
                                      since 1968; a      Inc.;
                                      Trustee of         and
                                      Satuit  Capital    Satuit
                                      Management Trust,  Capital
                                      a registered       Management
                                      investment         Trust --
                                      company, since     1 Fund
                                      November, 2003;
                                      and a Trustee of
                                      The World
                                      Insurance Trust,
                                      a registered
                                      investment
                                      company, since
                                      May,  2002; and
                                      Director of
                                      Vontobel Funds,
                                      Inc.,  a
                                      registered
                                      investment
                                      company, since
                                      March, 1997. Mr.
                                      Poist is also a
                                      certified public
                                      accountant.
-------------------------------------------------------------------

-------------------------------------------------------------------
Name, Address and  Position(s)Number  Principal          Other
Age                held with  of      occupation held    directorships
                   Company    funds   during the last    by
                   and tenure in the  five (5) Years     directors
                              Company                    and
                              overseen                   number
                                                         of funds
                                                         in the
                                                         complex
                                                         overseen
-------------------------------------------------------------------
-------------------------------------------------------------------
Non-Interested Directors (continued):
-------------------------------------------------------------------
-------------------------------------------------------------------
Paul M. Dickinson  Director      9    Mr. Dickinson is   The
8704 Berwickshire  since              President of       World
Drive              May, 1997          Alfred J.          Insurance
Richmond,                             Dickinson, Inc.    Trust --
Virginia 23229                        Realtors since     1 Fund;
(56)                                  April, 1971; a     Vontobel
                                      Trustee of Satuit  Funds,
                                      Capital            Inc.;
                                      Management Trust,  and
                                      a  registered      Satuit
                                      investment         Capital
                                      company, since     Management
                                      November,  2003;   Trust --
                                      Trustee of The     1 Fund
                                      World Insurance
                                      Trust,  a
                                      registered
                                      investment
                                      company, since
                                      May, 2002; and
                                      Director of
                                      Vontobel Funds,
                                      Inc., a
                                      registered
                                      investment
                                      company, since
                                      March, 1997.
-------------------------------------------------------------------
-------------------------------------------------------------------
Officers:
-------------------------------------------------------------------
-------------------------------------------------------------------
* Leland H. Faust  President  N/A     Mr. Faust is       N/A
110 El Paseo       of the             President of CSI
Santa Barbara,     CSI                Capital
CA 93101           Equity             Management, Inc.,
(57)               Fund               a registered
                   series             investment
                   since              adviser, since
                   October,           1978.  Mr. Faust
                   1997               is also a partner
                                      in the law firm
                                      Taylor & Faust
                                      since September,
                                      1975.
-------------------------------------------------------------------
-------------------------------------------------------------------
Name, Address and  Position(s)Number  Principal          Other
Age                held with  of      occupation held    directorships
                   Company    funds   during the last    by
                   and tenure in the  five (5) Years     directors
                              Company                    and
                              overseen                   number
                                                         of funds
                                                         in the
                                                         complex
                                                         overseen
-------------------------------------------------------------------
-------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------
-------------------------------------------------------------------
* Stephen Goddard  Vice       NA      Mr. Goddard has    N/A
One James Center   President          been President
Suite 1501         of the             and principal
Richmond,          Company            shareholder of
Virginia 23219     and                The London
(43)               President          Company, a
                   of the             registered
                   New                investment
                   Market             adviser, since
                   Fund               its inception and
                   series             has  been the
                   since              portfolio manager
                   March,             of the New Market
                   2003               Fund series since
                                      its inception on
                                      October 1, 1998.
                                      Mr. Goddard is
                                      also a director
                                      and shareholder
                                      of Virginia
                                      Management
                                      Investment
                                      Corporation, a
                                      registered
                                      investment
                                      adviser. Mr.
                                      Goddard has
                                      sixteen years
                                      experience in
                                      senior portfolio
                                      management,
                                      security analysis
                                      and finance.
-------------------------------------------------------------------
-------------------------------------------------------------------
* John T. Connor,  Vice       N/A     Mr. Connor is      N/A
Jr.                President          President of
1185 Avenue of     of the             Third Millennium
the Americas,      Company            Investment
32nd Floor         and                Advisors, LLC, a
New York, New      President          registered
York 10036         of the             investment
(62)               Third              adviser, since
                   Millennium         April, 1998; and
                   Russia             Chairman of
                   Fund               ROSGAL Insurance
                   series             since 1993.
                   since
                   October,
                   1998
-------------------------------------------------------------------
-------------------------------------------------------------------
* Robert J.        Vice       N/A     Chairman,          N/A
Sullivan           President          President and
2807 Gaston Gate   of the             Treasurer of
Mt. Pleasant,      Company            Satuit Capital
SC 29466           and                Management Trust,
                   President          an open-end
(42)               of the             investment
                   GenomicsFund       management
                   series             company, since
                   since              December, 2000;
                   January,           Managing Director
                   2003               and Investment
                                      Officer of Satuit
                                      Capital Management, LLC,
                                      a registered investment
                                      adviser, from
                                      June, 2000 to Present;
                                      Portfolio Manager
                                      and Senior Equity
                                      Analyst at Cadence
                                      Capital Management,
                                      an institutional asset
                                      management firm,
                                      from 1997 to 2000.
-------------------------------------------------------------------

-------------------------------------------------------------------
Name, Address and  Position(s)Number  Principal          Other
Age                held with  of      occupation held    directorships
                   Company    funds   during the last    by
                   and tenure in the  five (5) Years     directors
                              Company                    and
                              overseen                   number
                                                         of funds
                                                         in the
                                                         complex
                                                         overseen
-------------------------------------------------------------------
-------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------
-------------------------------------------------------------------
* Russell Platt    Vice       N/A     Mr. Platt is       N/A
518 17th Street    President          Chief Executive
Suite 1700         of the             Officer of Forum
Denver, Colorado   Company            Partners, an
80202              and                investment
                   President          management firm.
                   of the             Previously he was
                   Dividend           a Managing
                   Capital            Director of
                   Realty             Security Capital
                   Income             Research and
                   Fund               Management,
                   series             Inc.'s investment
                   since              management
                   December,          subsidiary Prior
                   2003               to joining
                                      Security Capital,
                                      Mr. Platt served as
                                      President-International
                                      of JER Partners, a
                                      real estate investment
                                      company, and prior
                                      to that, served from
                                      1982 to 1999 at
                                      Morgan Stanley.
-------------------------------------------------------------------
-------------------------------------------------------------------
* Gunter Faschang  Vice       N/A     Mr. Faschang       N/A
450 Park Avenue    President          began his career
New York, New      of the             in September 1995
York 10022         Company            as a registered
(31)               and                trader on the
                   President          floor of the
                   of the             Frankfurt
                   Eastern            Stock
                   European           Exchange with
                   Equity             Sputz AG and
                   Fund               Exco-Bierbaum.
                   series             In March 1997 he
                   since              joined
                   May, 2001          Investmentbank
                                      Austria, Vienna,
                                      as a Central European
                                      equity strategist.
                                      In January 1998 Mr.
                                      Faschang moved to
                                      Erste Bank, Vienna, as a
                                      Central European equity
                                      strategist and
                                      sector analyst for
                                      Russian oil stocks,
                                      with responsibility
                                      for organizing the
                                      Erste group's Central
                                      European research
                                      effort. In March 2000
                                      he was appointed
                                      manager of
                                      Erste-Sparinvest's Danubia
                                      Fund. In July 2001,
                                      Mr. Faschang joined
                                      Vontobel Asset
                                      Management AG as head of
                                      Eastern European
                                      equity management and
                                      research, and was at
                                      the same time
                                      appointed a Vice
                                      President of Vontobel
                                      Asset Management,
                                      a registered investment
                                      adviser.
-------------------------------------------------------------------

-------------------------------------------------------------------
Name, Address and  Position(s)Number  Principal          Other
Age                held with  of      occupation held    directorships
                   Company    funds   during the last    by
                   and tenure in the  five (5) Years     directors
                              Company                    and
                              overseen                   number
                                                         of funds
                                                         in the
                                                         complex
                                                         overseen
-------------------------------------------------------------------
-------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------
-------------------------------------------------------------------
Peter L. Smith     Chief      N/A     Mr. Smith is       N/A
4834 Langdrum Lane Compliance         Director of
Chevy Chase,       Officer            Compliance for
Maryland 20815                        AmeriMutual Funds
(72)                                  Distributor,
                                      a registered
                                      broker dealer, from 2003
                                      to present; Senior
                                      Compliance Officer of
                                      Mutual Fund Services,
                                      FBR National Bank
                                      and Trust, from 2002 to
                                      2003; and Senior
                                      Vice President of
                                      Operations,
                                      Administration and
                                      Compliance for the
                                      Monument Funds, a
                                      registered investment
                                      company and Principal
                                      of Monument
                                      Distributors, Inc.,
                                      a registered
                                      broker-dealer
                                      from 1998 to 2001.
-------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.

Each director holds office for an indefinite term and until the earlier of: the Company's next meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each Officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended September 30, 2005, the Audit Committee met two times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended September 30, 2005, the Governance and Nominating Committee met two times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended September 30, 2005, the Pricing and Brokerage Committee met two times.

The Company does not compensate the directors and officers who are officers or employees of any adviser to a fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors.

As of December 31, 2005 the directors beneficially owned the following dollar range of equity securities in the Fund:

-------------------------------------------------------------------
Name of director       Dollar range of       Aggregate dollar
                       equity securities in  range of equity
                       the Fund              securities in all
                                             funds of the Company
                                             overseen by the
                                             directors
-------------------------------------------------------------------
-------------------------------------------------------------------
John Pasco, III        $0-$10,000            Over $100,000
-------------------------------------------------------------------
-------------------------------------------------------------------
Samuel Boyd, Jr.       $0-$10,000            $10,001-$50,000
-------------------------------------------------------------------
-------------------------------------------------------------------
Paul M. Dickinson      $0-$10,000            $10,001-$50,000
-------------------------------------------------------------------
-------------------------------------------------------------------
William E. Poist       $0-$10,000            $10,001-$50,000
-------------------------------------------------------------------

For the fiscal year ended September 30, 2005, the directors received the following compensation from the Company:

------------------------------------------------------------------------
Name and position held  Aggregate       Pension or       Total
                        compensation    retirement       compensation
                        from the Fund   benefits         from the
                        for fiscal      accrued as part  Company(2)
                        year ended      of Fund expenses
                        September 30,
                        2005(1)
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco, III,        $-0-            N/A              $ -0-
Chairman
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd, Jr.,       $3,300            N/A              $26,800
Director
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M. Dickinson,      $3,300            N/A              $27,300
Director
------------------------------------------------------------------------
------------------------------------------------------------------------
William E. Poist,       $3,300            N/A              $26,800
Director
------------------------------------------------------------------------

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal year ended September 30, 2005.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal year ended September 30, 2005. The Company consisted of a total of nine funds as of September 30, 2005.

Approval of the Advisory Agreement -- At a meeting of the Board of Directors held on November 15, 2005, the Board of Directors of the Company, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Dividend Capital Investments, LLC (the "Adviser").

The Board considered a variety of factors in connection with its review of the Advisory Agreement, also taking into account information provided by the Adviser during the course of the year, as discussed below:

Services Provided by the Adviser

The Board considered the nature, quality, and extent of the services provided to the Fund by the Adviser These services included, but were not limited to, management of the Fund's portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Adviser's senior management team and investment personnel involved in the management of the Fund. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Adviser.

Investment Performance of the Fund

The Board reviewed the Fund's average annual total return for the 1-year and since inception periods as well as the Fund's year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board's ongoing review of investment results, the Board concluded that the Fund's performance was satisfactory.

Costs, Benefits and Profits

The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Agreement and other benefits that the Adviser may have realized from its relationship with the Fund, including research received under "soft dollar" agreements. The Board concluded that the Adviser's profits were reasonable in light of the services provided to the Fund.

Fees

The Board reviewed the Fund's management fee rate, operating expenses and total expense ratio and compared them to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the Fund's management fee rate was at or above the median for certain groups of comparable funds but below the median for other groups of comparable funds. On the basis of the information provided, the Board concluded that the fees paid by the Fund under the Advisory Agreement were reasonable.

Approval of the Advisory Agreement

As noted, the Board approved the continuation of the Advisory Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to approve the continuation of the Advisory Agreement, including the fees to be charged for services thereunder.

Sales Loads -- No front-end or deferred sales charges are applied to purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the adviser, the national distributor or principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities -- The Fund, the adviser, the national distributor and the principal underwriter have each adopted a Codes of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies -- The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board of Directors has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, 2004 is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of December 31, 2005 the following persons owned of record or beneficially owned Class I Shares of the Fund in the following amounts:

-------------------------------------------------------------------
Names and addresses     Number of shares     Percent of the
                                             Fund's Class I Shares

Riley Raymond DB Plan          13,819.827      32.51%
422 White Avenue
Grand Junction, CO 81501

Morgan Keegan and Co.          2,593.528       6.10%
1396 Wax Wing Place
Louisville, KY 40223

CAMCO                         19,069.413      44.86%
80 West Street
Rutland, VT 05701

MORGAN                         4,998.971       11.76%
9700 Richmond Avenue
Houston, TX 77042

As of December 31, 2005, the directors and officers of the Company as a group owned less than 1% of the Fund's outstanding shares.

                         ADVISER AND ADVISORY AGREEMENT

Dividend Capital Investments, LLC, 518 Seventeenth Street, Suite 1700, Denver, Colorado 80202 is the Fund's adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company.

Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund. For the fiscal year ended September 30, 2005, the Adviser waived fees of $93,354 and reimbursed other expenses of $18,342. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, the Adviser waived fees of $12,589 and reimbursed other expenses of $86,260.

In the interest of limiting expenses of the Fund's Class A, Class B, Class C and Class I shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B, Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, for the first three years following commencement of operations. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

                               PORTFOLIO MANAGERS

The Fund is managed by the Investment Committee of Dividend Capital Investments LLC. The Fund's Portfolio Managers are Mr. Amitabh Godha, Dr. Glenn Mueller, Mr. Russell Platt, , and Mr. Charles Song. The Portfolio Managers have ultimate responsibility for the day-to-day management of the Fund.

Other Funds and Accounts Managed.

The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by the Portfolio Managers who are primarily responsible for the day-to-day management of the Fund as of September 30, 2005.


                                   Number of All        Total
                                     Accounts           Assets of
                                                        All
                                                        Accounts

Russell Platt
               Registered               1                  $283
               Investment
               Companies
               Other Pooled             3                  $482
               Investment
               Vehicles*
               Other Accounts          N/A                 N/A





Dr. Glenn Mueller**
               Registered               N/A                N/A
               Investment
               Companies
               Other Pooled             N/A                N/A
               Investment
               Vehicles
               Other Accounts           N/A                N/A


Amitabh Godha
               Registered               1                  $283
               Investment
               Companies
               Other Pooled             N/A                N/A
               Investment
               Vehicles
               Other Accounts           N/A                N/A

Charles Song
               Registered               1                  $283
               Investment
               Companies
               Other Pooled             N/A                N/A
               Investment
               Vehicles
               Other Accounts           N/A                N/A

*  Two of the accounts have performance based fees.
** Dr. Mueller was not a member of the Adviser as of September 30, 2005.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between the Portfolio Managers' management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers' day-to-day management of the Fund. Because of their positions with the Fund, the Portfolio Managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the Portfolio Managers' management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Portfolio Managers, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under the Adviser's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Adviser's investment outlook. The Adviser has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Portfolio Managers' Compensation

The objective of the Adviser's portfolio compensation program is to provide pay and long-term compensation for its employees that is competitive with the mutual fund/investment advisory market relative to the Adviser's size and geographical location. Portfolio managers participate in a compensation program that includes base salary, the potential for a discretionary bonus and the potential for long-term incentives. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained investment performance.

o Base Salary. Each Portfolio Manager with the exception of Mr. Platt is paid a base salary. In setting the base salary, the Adviser's intention is to be competitive in light of the particular Portfolio Manager's experience and responsibilities. The base salary is also a function of industry salary rates and individual performance as measured against annual goals.

o    Annual  Bonus.  Each  Portfolio  Manager with the exception of Mr. Platt is eligible to receive an annual cash bonus that may be equal to as much as 200% of his/her annual base salary. This bonus is determined by each Portfolio Manager's investment management results compared to a widely-accepted but specifically selected index by each Portfolio Manager as well as other qualitative and quantitative factors taken into consideration.

o Long-Term Incentive Program. Each Portfolio Manager with the exception of Mr. Platt has the potential to participate in a long-term incentive program which may include an equity ownership program in the Adviser. Equity ownership is awarded based on individual contributions to the Adviser's business and the long-term potential of that individual to the Adviser.

The Adviser is jointly owned by DCI Group, an affiliate of Dividend Capital Group LLC and Forum Partners Investment Management LLC ("Forum Partners"). Forum Partners is principally owned by Mr. Platt. The Adviser pays Forum Partners a fixed fee in connection with Mr. Platt's services as Chief Investment Officer to the Fund. In addition, Forum Partners participates in the profits of the Adviser. He does not receive any additional compensation from DCI. Mr. Platt does not receive compensation that is based upon the Fund's pre- or after-tax performance, or the value of the assets in the funds. Mr. Platt does not receive any special or additional compensation from the Adviser for his services as Chief Investment Officer.

The following table shows the dollar range of shares of the Fund owned by the Portfolio Managers as of September 30, 2005.

-----------------------------------------------------------------
                    $0           $1 to       $10,001 to   $50,001 to
                                 $10,000     $50,000      $100,000
-----------------------------------------------------------------
-----------------------------------------------------------------
Russell Platt                                               *
-----------------------------------------------------------------
-----------------------------------------------------------------
Dr. Glenn Mueller    *
-----------------------------------------------------------------
-----------------------------------------------------------------
Amitabh Godha                   *
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles Song                    *
-----------------------------------------------------------------

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to an Administrative Services Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $75 million of average daily net assets of the Fund; and 0.09% on the average daily net assets of the Fund in excess of $75 million subject to minimum amounts. For the fiscal year ended September 30, 2005, CSS received $23,736 for its services. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, CSS received $1,462 for providing shareholder services, record-keeping, administrative services and blue-sky filings.

Custodian -- UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund's assets outside of the United States of America. The Delegate shall place and maintain the Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Fund. As the accounting services agent of the fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses. For the fiscal year ended September 303, 2005, CFA received $12,151 for its services. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, CFA received $731 for its services.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), is the sole owner of FSI and is its President and Chief Financial Officer.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class A, Class C and Class I shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the prospectus and this SAI.

The Distributor received the following compensation as a result of the sale of the Fund's shares:

-------------------------------------------------------------------
Fiscal year   Net          Compensation Brokerage     Other
ended         underwriting on           commissions   compensation(1)
September     discounts    redemptions
30,           and          and
              commissions  repurchases
-------------------------------------------------------------------
-------------------------------------------------------------------
2005          $89,276          $8,048     None         $107,012
-------------------------------------------------------------------
-------------------------------------------------------------------
2004(2)       $ 7,263          None       None         $  5,752
-------------------------------------------------------------------

(1)  Distribution (12b-1) and service fees received.

(2) For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004

Independent Accountants -- The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audit the Company's annual financial statements, assists in the preparation of certain reports to the SEC and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical, research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical, research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions. For the fiscal year ended September 30, 2005, the Fund paid $221,994 in brokerage commissions. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, the Fund paid $37,971 in brokerage commissions.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 1,050,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows:
Fifteen Million (15,000,000) shares for Class A Shares of the Fund; Ten Million (10,000,000) shares for Class B Shares of the Fund; Ten Million (10,000,000) shares for Class C Shares of the Fund; and Fifteen Million (15,000,000) shares for Class I Shares of the Fund.

The Articles of Incorporation of the Company authorizes the Board of Directors to classify or re-classify any unissued shares into one or more series or classes of shares. Each series or class shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectus, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Class A, Class B, Class C and Class I shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class A Shares will bear the expenses of the Distribution 12b-1 Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of FSI.

Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, transactions made as a result of the Automatic Investment Plan described below. Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors of the Company has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund of the Company; and (iii) the Fund's Class B Shares will convert automatically into Class A Shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, the Fund offers Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a distribution (i.e., 12b-1) fee; Class B Shares charging a maximum contingent deferred sales charge of 5% if redeemed within six years of purchase, carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, but converting to Class A Shares eight years after purchase; Class C Shares, which have no front-end sales charge, a deferred sales charge of 2% if shares are redeemed within one (1) year after purchase, and carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, with no conversion feature; and Class I Shares, which have no front-end sales charge, no distribution (i.e., 12b-1) fee and are only available to certain investors.

                                  DISTRIBUTION

The Distributor has appointed Dividend Capital Securities as a national sales and marketing agent to assist in the promotion of the Fund.

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price -- A hypothetical illustration of the computation of the offering price per share of the Fund's Class A Shares, using the value of the Fund's net assets and the number of outstanding shares of the Fund's Class A Shares at the close of business on September 30, 2005 and the maximum front-end sales charge of 5.75%, is as follows:

----------------------------------------
Net assets                  $27,140,486
----------------------------------------
----------------------------------------
Outstanding shares            2,220,434
----------------------------------------
----------------------------------------
Net asset value per share   $     12.22
----------------------------------------
----------------------------------------
Sales  load  (5.75%  of the $      0.75
offering price)
----------------------------------------
----------------------------------------
Offering   price   to   the $     12.97
public
----------------------------------------

Statement of Intention -- The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Plan of Distribution -- The Fund has a Plan of Distribution or "12b-1 Plan" for Class A, Class B and Class C shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to FDCC at an annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Class A Shares; and 1.00% of the average daily net assets attributable to the Fund's outstanding Class B or C shares, as applicable. The fee is paid to FDCC as reimbursement for expenses incurred for distribution-related activities. For the fiscal year ended September 30, 2005, there were $107,012 of allowable distribution expenses incurred. For the fiscal period December 17, 2003 (commencement of operations through September 30, 2004, there were $5,752 of allowable distribution expenses incurred.

Under the Class B and C shares' 12b-1 Plan, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class B or C shares, as applicable; and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class B or Class C shares, as applicable, which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

                ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares -- You may purchase shares of the Fund directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, Directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares -- If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared by unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Conversion of Class B Shares to Class A Shares -- Class B Shares of the Fund will automatically convert to Class A Shares of the Fund, based on the relative net asset value per share of the aforementioned classes, eight years after the end of the calendar month in which your Class B share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A Shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

Whether a Contingent Deferred Sales Charge Applies -- In determining whether a Contingent Deferred Sales Charge ("CDSC") is applicable to a redemption of Class B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) Class B Shares acquired by reinvestment of dividends and capital gains distributions; (2) Class B Shares held for over six years; and (3) Class B Shares held the longest during the six-year period.

Waiver of Redemption Fees and Deferred Sales Charges -- Deferred sales charges and redemption fees are waived for 401k and qualified investment plan platforms.

Eligible Benefit Plans -- An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares -- You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account -- The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the prospectus to open your account.

Telephone Transactions -- You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Company employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Company has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan -- Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans -- Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege -- Shareholders may exchange their shares for shares of any other series of the Company, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

                                   TAX STATUS

Distributions of Net Investment Income -- The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Fund distributions attributable to dividends the Fund receives from a REIT do not qualify for these lower tax rates. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008.

Distributions of Capital Gains -- The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Real Estate Investments Trust Securities. The Fund has made certain investments in real estate investment trust ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Effect of foreign investments on distributions -- Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities -- The Fund may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions -- The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company -- The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements -- To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares -- Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations -- Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations -- Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                      6
      YIELD = 2[(a-b+1) -1]
                 ---
                 cd

Where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the  average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends.
d     =    the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the fund's financial statements.

Total Return Performance -- Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

            n
      P(1+ T) = ERV

      Where:

P     =    a hypothetical initial payment $1,000
T     =    average annual total return
n     =    number of years (l, 5 or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods
          (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total return (before taxes) for Class A, Class C and Class I shares for the period or years indicated would be:

-------------------------------------------------------------------
                 Periods ended September 30, 2005
-------------------------------------------------------------------
-------------------------------------------------------------------
Class of        One Year     Five Years   Ten Years    Since
shares                                                Inception(1)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class A Shares  16.48%        N/A          N/A       17.83%
-------------------------------------------------------------------
-------------------------------------------------------------------
Class C Shares  15.52%        N/A          N/A       16.79%
-------------------------------------------------------------------
-------------------------------------------------------------------
Class I Shares  21.83%        N/A          N/A       20.78%
-------------------------------------------------------------------

(1) Commencement of operations of each class of shares was December 17, 2003.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Fund's Class A Shares are included in the prospectus. After-tax returns for Class C and Class I shares will be different.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" of the Fund are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                       Dividend Capital Realty Income Fund
                            c/o The World Funds, Inc.
                       8739 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year ended September 30, 2005 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

     Standard & Poor's Ratings Group. A Standard & Poor's Ratings Group ("Standard & Poor's") short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks. Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's Investor Services, Inc. Moody's Investor Services, Inc. ("Moody's) short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch Ratings, Inc. Fitch Ratings, Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Dominion Bond Rating Service Limited. The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     R-1 Prime Credit Quality

     R-2 Adequate Credit Quality

     R-3 Speculative

     All three DBRS rating categories for short-term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)", "R-2 (middle)", "R-2 (low)" - Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

     "R-3 (high)", "R-3 (middle)", "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

     Long-Term Credit Ratings

     Standard & Poor's. The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB," "B," "CCC," "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Moody's. The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     Fitch. The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

     DBRS. The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

     "AA" - Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category, entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

     "BBB" - Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

     "BB" - Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

     "B" - Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC" / "CC" / "C" - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

     "D" - This category indicates bonds in default of either interest or principal.

     Note: ("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

     Notes to Short-Term and Long-Term Credit Ratings

     Standard & Poor's:

     CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

o     Positive means that a rating may be raised.
o     Negative means that a rating may be lowered.
o     Stable means that a rating is not likely to change.
o     Developing means a rating may be raised or lowered.
o     N.M.  means not meaningful.

     Moody's:

     Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

     Rating Outlooks: A Moody's rating outlook is an opinion regarding the likely direction of an issuers rating over the medium term. Rating outlooks fall into the following four categories: Positive, Negative, Stable and Developing (contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, Moody's written research will describe any differences in the outlooks for the issuer and the reasons for these differences. If no outlook is present, the following designations will be used:
Rating(s) Under Review or No Outlook. Rating(s) Under Review indicates that the issuer has one or more ratings under review for possible change, and this over-rides the Outlook designation. If an analyst has not yet assigned an Outlook, then No Outlook will be displayed.

     Fitch:

     Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

     DBRS:

     Rating Trends

     With the exception of ratings in the securitization area, each DBRS rating is appended with a rating trend. Rating trends give the investor an understanding of DBRS' opinion regarding the outlook for the rating in question, with trends falling into one of three categories - Positive, Negative or Stable. Ratings in the securitization area are not given trends because these ratings are determined by the parameters on each transaction, for which the issues are relatively black and white - these parameters are either met or not. When trends are used, they give an indication of what direction the rating in question is headed should the given conditions and tendencies continue.

     Although the trend opinion is often heavily based on an evaluation of the issuing entity or guarantor itself, DBRS also considers the outlook for the industry or industries in which the entity operates and to varying degrees, specific terms of an issue or its hierarchy in the capital structure when assigning trends. DBRS assigns trends to each security, rather than to the issuing entity, as some rating classification scales are broader than others and the duration and ranking of securities can impact the strengths and challenges that affect the entity. As a result, it is not unusual for securities of the same entity to have different trends; however, the presence of a Positive trend and a Negative trend on securities issued by the same entity is a rare occurrence.

     Rating Actions

     In addition to confirming ratings, releasing new ratings or making rating changes, other DBRS rating actions include:

     Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. In order for a complete credit quality assessment, DBRS requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified. Since the availability of such information is critical to the rating assessment, any changes in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating possible without the cooperation of management. DBRS will suspend ratings when the level of concern reaches a point that an informed rating opinion of the credit quality of the outstanding obligation cannot be provided.

     Discontinued Ratings: When an entity retires all of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS will normally discontinue its rating on the security in question. Should the entity ultimately reconsider its decision and re-issue new debt, the rating will be re-instated pending a full review of the credit quality of the issuer.

     It should be noted that there are cases when DBRS will assign a rating even if there is no outstanding debt obligation and the entity in question has no firm plans to issue debt in the future. These cases are often driven by the fact that assigning a rating to the "non-security" provides support to other DBRS ratings, either in the same entity or within the same family of companies. Such ratings are generally referred to as "corporate ratings" and are not publicly disclosed by DBRS.

     Ratings "Under Review": DBRS maintains continuous surveillance of all rated entities; therefore, all ratings are always under review. Accordingly, when a significant event occurs that may directly impact the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. If there is high uncertainty regarding the outcome of the event and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed "Under Review". Ratings may also be placed "Under Review" by DBRS when changes in credit status occur for any other reason that brings DBRS to the conclusion that the present ratings may no longer be appropriate.

     Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications", indicating DBRS' preliminary evaluation of the impact on the credit quality of the issuer/security. As such, the ratings that were in effect prior to the review process can be used as the basis for the relative credit quality implications. It must be stressed that a rating change will not necessarily result from the review process.

     Municipal Note Ratings

     Standard & Poor's. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's. In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

      Fitch. Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

     About Credit Ratings

     Standard & Poor's. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

     Moody's. Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

     Fitch. Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

     DBRS. DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                                                      APPENDIX B

                        DIVIDEND CAPITAL INVESTMENTS LLC

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I. POLICY.

     Dividend Capital Investments, LLC (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

     When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II. PURPOSE.

     The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.

     The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

     The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.

     Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

     1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

     2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

     3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

     The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

     In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

     1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

     2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

     3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

     4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

     5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.




IV. RECORD KEEPING.

     In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

     The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

     The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o whether the matter was put forward by the issuer or a shareholder; o whether the mutual fund voted; o how the mutual fund cast its vote; and o whether the mutual fund cast its vote for or against management.

V. GUIDELINES.

     Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

     The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

     1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

     2. Providing cumulative voting rights.

B. Approve.

     Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.    Employee Stock Purchase Plans.

10.   Establish 40 1(k) Plans.

C.    Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.    Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment adviser or sub-adviser;

4.    Approve a change to an investment advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

     The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.

 [GRAPHIC  OMITTED]

     (1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

                           PART C - OTHER INFORMATION

Item 23.   Exhibits

(a) Articles of Incorporation.

     (1) Articles of Incorporation of The World Funds, Inc. (the "Registrant") dated May 8, 1997, as filed with the State of Maryland Department of Assessments and Taxation ("State of Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001 ("PEA No. 19").

     (2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund are incorporated herein by reference to Exhibit No. 23(a)(2) of PEA No. 19.

     (3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The New Market Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of PEA No. 19.

     (4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000 are incorporated herein by reference to Exhibit No. 23(a)(4) of PEA No. 19.

     (5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating GenomicsFund.com are incorporated herein by reference to Exhibit No. 23(a)(5) of PEA No.19.

     (6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund are incorporated herein by reference to Exhibit No. 23(a)(6) of PEA No.19.

     (7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on May 12, 2000 ("PEA No. 11").

     (8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on August 18, 2000 ("PEA No. 12").

     (9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on October 25, 2000 ("PEA No. 13").

     (10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating the Newby Fund (formerly known as "Newby's Ultra Fund") are incorporated herein by reference to Exhibit No. 23(a)(10) of PEA No. 19.

     (11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30, 2001, changing the name of Newby's Ultra Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on March 13, 2001 ("PEA No. 15").

     (12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, renaming the existing classes of shares of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class Y Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of PEA No. 15.

     (13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of PEA No. 15.

     (14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001, changing the name of the CSI Equity Fund Class B Shares to CSI Equity Fund Institutional Shares are incorporated herein by reference to Exhibit No. 23(a) (14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on February 7, 2002 ("PEA No. 21").

     (15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund are incorporated herein by reference to Exhibit No. 23(a) (15) of PEA No. 21.

     (16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name of the GenomicsFund.com Class Y Shares to GenomicsFund Class Y Shares; changing the name of the GenomicsFund.com Class A Shares to GenomicsFund Class A Shares; changing the name of the GenomicsFund.com Class B Shares to GenomicsFund Class B Shares; and changing the name of the GenomicsFund.com Class C Shares to GenomicsFund Class C Shares are incorporated herein by reference to Exhibit No. 23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on October 8, 2002 ("PEA No. 24").

     (17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing the name of the Newby Fund to Chase Mid-Cap Growth Fund and further renaming shares from Chase Mid-Cap Growth Fund Investor Class Shares to Chase Mid-Cap Growth Fund Class A Shares; and renaming shares from Chase Mid-Cap Growth Fund Service Class to Chase Mid-Cap Growth Fund Class C Shares are incorporated herein by reference to Exhibit No. 23(a)(17) of PEA No. 24.

     (18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund are incorporated herein by reference to Exhibit No. 23(a) (18) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-lA (File Nos.333-29289/811-8255) as filed with the SEC on December 19, 2002 ("PEA No. 27").

     (19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, renaming the existing shares of the New Market Fund and the Third Millennium Russia Fund as Class A Shares are incorporated herein by reference to Exhibit No. 23(a)(19) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255) as filed with the SEC on December 19, 2002 ("PEA No. 28").

     (20) Articles Supplementary dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, reclassifying shares of the New Market Fund and the Third Millennium Russia Fund into Class A, Class B and Class C shares are incorporated herein by reference to Exhibit No. 23(a) (20) of PEA No. 28.

     (21) Articles of Amendment dated March 21, 2003, as filed with the State of Maryland on March 22, 2003, renaming the existing shares of the Lara Treasury Management Fund Class A Shares to the Lara U.S. Treasury Fund Class A Shares; renaming the Lara Treasury Management Fund Class C Shares to the Lara U.S. Treasury Fund Class C Shares; and renaming the Lara Treasury Management Fund Institutional Shares to the Lara U.S. Treasury Fund Institutional Shares are incorporated herein by reference to Exhibit No. 23(a) (21) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 /811-8255) as filed with the SEC on October 16, 2003 ("PEA No. 31").

     (22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern European Equity Fund are incorporated by reference to Exhibit No. 23(a) (22) of PEA No. 31.

     (23) Articles of Amendment dated September 29, 2003, as filed with the State of Maryland on September 30, 2003, renaming the existing New Market Fund B Shares to the New Market Fund Institutional Shares; and renaming the existing Third Millennium Russia Fund B Shares to the Third Millennium Russia Fund Institutional Shares are incorporated by reference to Exhibit No.23(a) (23) of PEA No. 31.

     (24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty Fund are incorporated by reference to Exhibit No. 23(a) (24) of PEA No. 31.

     (25) Articles of Amendment dated October 16, 2003, as filed with the State of Maryland on October 23, 2003, renaming the Dividend Capital Realty Fund as the Dividend Capital Realty Income Fund and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Dividend Capital Realty Fund Class A Shares to the Dividend Capital Realty Income Fund Class A Shares; renaming the existing shares of the Dividend Capital Realty Fund Class B Shares to the Dividend Capital Realty Income Fund Class B Shares; renaming the existing shares of the Dividend Capital Realty Fund Class C Shares to the Dividend Capital Realty Income Fund Class C Shares; and renaming the existing shares of the Dividend Capital Realty Fund Class Y Shares to the Dividend Capital Realty Income Fund Class Y Shares are incorporated by reference to Exhibit No. 23(a) (25) of PEA No. 31.

     (26) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Micro Cap Fund are incorporated herein by reference to Exhibit No. 23(a)(26) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255)as filed with the SEC on November 8, 2004 ("PEA No. 37").

     (27) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Small Cap Fund are incorporated by reference to Exhibit No. 23(a)(27) of PEA No. 37.

     (28) Articles of Amendment dated February 6, 2004, as filed with the State of Maryland on February 10, 2004, renaming the existing Dividend Capital Realty Income Fund Class Y Shares to the Dividend Capital Realty Income Fund Class I Shares are incorporated by reference to Exhibit No. 23(a)(28) of PEA No. 37.

     (29) Articles of Amendment dated April 20, 2004, as filed with the State of Maryland on April 21, 2004, renaming the Vontobel Eastern European Equity Fund as the Eastern European Equity Fund and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Vontobel Eastern European Equity Fund Class A Shares to the Eastern European Equity Fund Class A Shares; renaming the existing shares of the Vontobel Eastern European Equity Fund Class B Shares to the Eastern European Equity Fund Class B Shares; and, renaming the existing shares of the Vontobel Eastern European Equity Fund Class C Shares to the Eastern European Equity Fund Class C Shares are incorporated by reference to Exhibit No. 23(a)(29) of PEA No. 37.

     (30) Articles of Amendment dated August 5, 2004, as filed with the State of Maryland on August 10, 2004, renaming the existing Eastern European Equity Fund Class B Shares to the Eastern European Equity Fund Institutional Shares are incorporated by reference to Exhibit No. 23(a)(30) of PEA No. 37.

     (31) Articles Supplementary dated August 13, 2004, as filed with the State of Maryland on August 17, 2004, increasing the authorized shares of the Registrant from 750,000,000 to 850,000,000 are incorporated by reference to Exhibit No. 23(a)(31) of PEA No. 37.

     (32) Articles of Amendment dated November 11, 2004, as filed with the State of Maryland on November 12, 2004 renaming the existing Lara U.S. Treasury Fund series to the Epoch International Small Cap Fund series and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Lara U.S. Treasury Fund Class A Shares to the Epoch International Small Cap Fund Class A Shares; Lara U.S. Treasury Fund Institutional Shares to the Epoch International Small Cap Fund Institutional Shares; and Lara U.S. Treasury Fund Class C Shares to the Epoch International Small Cap Fund Class C Shares are incorporated by reference to Exhibit No. 23(a)(32) of Post Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255)as filed with the SEC on November 15, 2004 ("PEA No. 38").

     (33) Articles Supplementary dated May 6, 2005, as filed with the State of Maryland on May 10, 2005, creating the Epoch U.S. All Cap Equity Fund series are incorporated by reference to Exhibit No. 23(a)(33) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on May 16, 2005 ("PEA No. 44").

     (34) Articles Supplementary dated August 10, 2005, as filed with the State of Maryland on August 10, 2005, creating the REMS Real Estate Value Opportunity Fund series are incorporated by reference to Exhibit No. 23(a)(34) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on August 15, 2005 ("PEA No. 45").

     (35) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the authorized issued and unissued shares of the Epoch U.S. All Cap Equity Fund Class C Shares as Epoch U.S. All Cap Equity Fund Class P Shares are filed herewith.

     (36) Articles Supplementary dated September 29, 2005, as filed with the State of Maryland on September 30, 2005, increasing the authorized shares of the Registrant from 850,000,000 to 1,050,000,000 are filed herewith.

     (37) Articles Supplementary dated October 21, 2005, as filed with the State of Maryland on October 24, 2005, creating the Epoch Global Equity Shareholder Yield Fund series and creating a Platform Share class are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on November 1, 2005 ("PEA No. 47").

     (b) By-Laws.

     The By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(c) Instruments Defining Rights of Security Holders.

     See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(d) Investment Advisory Contracts.

     (1) Investment Advisory Agreement dated October 25, 2000 between Sand Hill Advisors, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(d)(1) of PEA No. 19.

     (2) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(d)(2) of PEA No. 19.

     (3) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(d)(3) of PEA No. 19.

     (4) GenomicsFund.

     (a) Investment Advisory Agreement dated March 1, 2002 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as Genomicsfund.com) is incorporated herein by reference to Exhibit No. 23 (d) (6) of PEA No. 11.

     (b) Investment Advisory Agreement dated March 25, 2003 between Commonwealth Capital Management, LLC ("CCM") and the Registrant on behalf of GenomicsFund is to be filed by amendment.

     (c) Sub-Advisory Agreement dated March 25, 2003 between CCM and Satuit Capital Management, LLC ("SCM") is to be filed by amendment.

      (5) New Market Fund.

     (a) Investment Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and the Registrant on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 30, 1998 ("Amendment No. 5").

     (b) Sub-Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and The London Company of Virginia on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5.

     (c) Investment Advisory Agreement dated March 31, 2003 between The London Company of Virginia and the Registrant, on behalf of the New Market Fund is to be filed by amendment.

      (6) Third Millennium Russia Fund.

     (a) Investment Advisory Agreement dated December 21, 1999 between Third Millennium Investment Advisors, LLC ("TMIA") and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(d)(8) of PEA No. 19.

     (7) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

     (a) Investment Advisory Agreement dated August 31, 2002 between Chase Investment Counsel Corp. and the Registrant on behalf of the Chase Mid-Cap Growth Fund is incorporated herein by reference to Exhibit No. 23(d)(7)(a) of PEA No. 24.

     (b) Investment Advisory Agreement dated December 12, 2000 between xGENx, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23 (d)(9)(a) of PEA No. 21.

     (c) Investment Advisory Agreement dated August 9, 2001 between CCM and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(b) of PEA No. 21.

     (d) Sub-Advisory Agreement dated August 9, 2001 between CCM and xGENx, LLC on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(c) of PEA No. 21.

     (8) Investment Advisory Agreement between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch International Small Cap Fund is incorporated herein by reference to Exhibit No. 23(d)(8) of PEA No. 44.

     (9) Investment Advisory Agreement between Dividend Capital Investments LLC and the Registrant on behalf of the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit No. 23 (d)(9) of PEA No. 31.

     (10) Investment Advisory Agreement between CCM and the Registrant on behalf of the Vontobel Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(d)(1) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on October 17, 2003 ("PEA No. 32").

     (11) FORM OF: Investment Advisory Agreement between Epoch Investment Partners, Inc., and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund series is incorporated herein by reference to Exhibit No. 23(d)(11) of PEA No. 44.

     (12) FORM OF: Investment Advisory Agreement between Real Estate Management Services Group, LLC, and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund series is incorporated herein by reference to Exhibit No. 23(d)(12) of PEA No. 45.

     (13) FORM OF: Investment Advisory Agreement between Epoch Investment Partners, Inc., and the Registrant on behalf of the Epoch Global Equity Shareholder Yield Fund series is incorporated herein by reference to Exhibit No. 23(d)(13) of PEA No. 47.

(e) Underwriting Contracts.

     (1) Distribution Agreement dated August 19, 1997 between First Dominion Capital Corp. ("FDCC") and the Registrant on behalf of Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, GenomicsFund.com, Third Millennium Russia Fund, The New Market Fund and Newby Fund is incorporated herein by reference to Exhibit No. 23(e)(1) of PEA No. 19.

     (2) Distribution Agreement between FDCC and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund series is incorporated herein by reference to Exhibit No. 23(e)(2) of PEA No. 45.

     (3) FORM OF: Distribution Agreement Between FDCC and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund is incorporated herein by reference to Exhibit No. 23(e)(3) of PEA No. 45.

     (4) FORM OF: Distribution Agreement Between FDCC and the Registrant on behalf of the Epoch Global Equity Shareholder Yield Fund series is incorporated herein by reference to Exhibit No. 23(e)(4) of PEA No. 47.

 (f) Bonus or Profit Sharing Contracts.

     Not Applicable.

(g) Custodian Agreements.

     (1) Custodian Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. ("BBH") and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Amendment No. 5.

     (2) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between BBH and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of PEA No. 19.

     (3) FORM OF: Custodian Agreement between UMB Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of PEA No. 47.

(h) Other Material Contracts.

      (1) Administrative Services.

     (a) Administrative Services Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(a) of PEA No. 19.

     (b) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(b) of PEA No. 19.

     (c) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(c) of PEA No. 19.

     (d) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(5) of Amendment No. 5.

     (e) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(6) of Amendment No. 5.

     (f) Administrative Services Agreement dated March 1, 2000 between CSS and the Registrant on behalf of GenomicsFund.com is incorporated herein by reference to Exhibit 23(h)(2)(f) of PEA No. 11.

     (g) Administrative Services Agreement dated December 12, 2000 between CSS and the Registrant on behalf of the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(h)(1)(h) of PEA No. 21.

     (h) Administrative Services Agreement dated April 1, 2003 between CSS and the Registrant on behalf of the Epoch International Small Cap Fund (formerly, the Lara U.S. Treasury Fund is incorporated by reference to Exhibit No. 23(h)(1)(h) of PEA No. 31.

     (i) Administrative Services Agreement between CSS and the Registrant on behalf of the Dividend Capital Realty Income Fund is incorporated by reference to Exhibit No. 23(h)(1)(i) of PEA No. 31.

     (j) Administrative Services Agreement between CSS and the Registrant on behalf of the Eastern European Equity (formerly the Vontobel Eastern European Equity Fund) is incorporated herein by reference to Exhibit No. 23(h)(1)(j) of PEA No. 37.

     (k) Administrative Services Agreement between CSS and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(k) of PEA No. 45.

     (l) FORM OF: Administrative Services Agreement between CSS and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(l) of PEA No. 45.

     (m) FORM OF: Administrative Services Agreement between CSS and the Registrant on behalf of the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(m) of PEA No. 47.

      (2) Transfer Agent.

     (a) Transfer Agency Agreement dated August 19, 1997 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(a) of PEA No. 19.

     (b) Transfer Agency Agreement dated January 1, 2002 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(b) of PEA No. 24.

     (c) FORM OF: Transfer Agency Agreement dated December__, 2005 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(c) of PEA No. 47.

      (3) Fund Accounting.

     (a) Accounting Services Agreement dated July 1, 2000 between Commonwealth Fund Accounting and the Registrant on behalf of the Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, The New Market Fund, Third Millennium Russia Fund, GenomicsFund (formerly known as GenomicsFunds.com), Chase Mid-Cap Growth Fund (formerly known as the Newby Fund), Lara U.S. Treasury Fund, Dividend Capital Realty Income Fund and the Vontobel Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(3)(d) of PEA No. 12.

     (b) Accounting Agency Agreement dated October 28, 1998 between BBH and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(3)(b) of PEA No. 19.

     (c) FORM OF: Accounting Services Agreement dated December __, 2005 between Commonwealth Fund Accounting and the Registrant on behalf of the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No. 23(h)(3)(c) of PEA No. 47.

      (4) Expense Limitation Agreements.

     (a) Expense Limitation Agreement dated March 1, 2000 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(h)(4)(c) of PEA No. 19.

     (b) Expense Limitation Agreement dated August 1, 1999 between Virginia Management Investment Corporation and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 19.

     (c) Expense Limitation Agreement dated September 1, 2000 between Third Millennium Investment Advisers, LLC, Commonwealth Capital Management, Inc., FDCC, CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 19.

     (d) Expense Limitation Agreement dated December 1, 2001 between Commonwealth Capital Management, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 21.

     (e) Expense Limitation Agreement dated September 1, 2002 between Chase Investment Counsel Corp and the Registrant on behalf of the Chase Mid-Cap Growth Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(e) of PEA No. 24.

     (f) Expense Limitation Agreement between the Lara Group, Ltd. and the Registrant on behalf of the Lara Treasury Management Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 27.

     (g) Expense Limitation Agreement between The London Company of Virginia and the Registrant on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 28.

     (h) Expense Limitation Agreement between Third Millennium Investment Advisors, LLC and the Registrant on behalf of the Third Millennium Russia Fund is incorporated by reference to Exhibit 23(h)(4)(h) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on June 2, 2003 ("PEA No. 30").

     (i) Class A Shares Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund) is incorporated by reference to Exhibit No. 23(h)(4)(i) of PEA No. 37.

     (j) Class C Shares Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund) is incorporated by reference to Exhibit No. 23(h)(4)(j) of PEA No. 37.

     (k) Institutional Shares Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund) is incorporated by reference to Exhibit No. 23(h)(4)(k) of PEA No. 37.

     (l) FORM OF: Institutional Shares Expense Limitation Agreement between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch International Small Cap Fund (formerly the Lara U.S. Treasury Fund series) is incorporated herein by reference to Exhibit No. 23(h)(4)(l) of PEA No. 38.

     (m) FORM OF: Expense Limitation Agreements between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund series is incorporated by reference to Exhibit No. 23(h)(4)(m) of PEA No. 44.

     (n) FORM OF: Expense Limitation Agreements between Real Estate Management Services Group, LLC and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund series is incorporated herein by reference to Exhibit No. 23(h)(4)(n) of PEA No. 38.

     (o) FORM OF: Expense Limitation Agreement between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch Global Equity Shareholder Yield Fund, Institutional Shares is incorporated herein by reference to Exhibit No. 23(h)(4)(o) of PEA 50.

     (p) FORM OF: Expense Limitation Agreement between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch Global Equity Shareholder Yield Fund, Platform Shares is incorporated herein by reference to Exhibit No. 23(h)(4)(p) of PEA 50.

 (i) Legal Opinion.

   (1) Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

(j) Other Opinions.

      (1) Consent of Tait, Weller & Baker LLP filed herewith.

      Not applicable.

(k) OMITTED FINANCIAL STATEMENTS.

      Not Applicable.

(l) Initial Capital Agreements.

      Not Applicable.

(m) Rule 12b-1 Plan.

      (1) Sand Hill Portfolio Manager Fund.

     (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of PEA No. 15.

     (b) The Distribution and Services Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(b) of PEA No. 15.

     (c) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(c) of PEA No. 15.

      (2)  CSI Equity Fund

     (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(a) of PEA No. 15.

     (b) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(c) of PEA No. 15.

      (3) GenomicsFund (formerly known as GenomicsFund.com).

     (a) The Distribution Plan for Class Y Shares is incorporated herein by reference to Exhibit No. 23(m)(3) of PEA No. 11.

     (b) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(a) of PEA No. 15.

     (c) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(b) of PEA No. 15.

     (d) The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(c) of PEA No. 15.

      (4) New Market Fund.

     (a) The Distribution Plan for Class A Shares of the New Market Fund is incorporated herein by reference to Exhibit No. 23(m)(2) of Amendment No. 5.

     (b) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(4)(b) of PEA No. 28.

     (c) The Distribution and Service Plan for Class C Shares is incorporated herein be reference to Exhibit No. 23(m)(4)(c) of PEA No. 28.

      (5) Third Millennium Russia Fund.

     (a) The Distribution Plan is incorporated herein by reference to Exhibit No. 23(m)(1) of Amendment No. 5.

     (b) Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(5)(b) of PEA No. 30.

     (c) Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(5)(c) of PEA No. 30.

      (6) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

     (a) The Distribution Plan for Class C Shares (formerly known as Service Class Shares) is incorporated herein by reference to Exhibit No. 23(m)(7)(a) of PEA No. 13.

     (b) Shareholder Servicing Plan and related Agreement are incorporated herein by reference to Exhibit No. 23(m) (6)(b) of Post-Effective Amendment No. 25 to the Registrants Registration Statement on Form N-lA (File Nos. 333-29289/811-8255) as filed with the SEC on October 31, 2002 ("PEA No. 25").

     (7) Distribution and Service Plan for Class C Shares of the Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No. 23(m) (7) of PEA No. 27.

     (8) Dividend Capital Realty Income Fund.

     (a) The Distribution and Service Plan for Class Y Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of PEA No. 31.

     (b) The Distribution and Service Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(b) of PEA No. 31.

     (c) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(c) of PEA No. 31.

     (d) The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(d) of PEA No. 31.

     (9) Epoch Global Equity Shareholder Yield Fund.

     (a) The Distribution and Service Plan for the Platform Shares is to be filed by amendment.

     (b) The Shareholder Servicing Plan for the Platform Shares is to be filed by amendment.

(n) Rule 18f-3 Plan.

     (1) Rule 18f-3 Multiple Class Plan for the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(n)(3) of PEA No. 15.

     (2) Rule 18f-3 Multiple Class Plan for the CSI Equity Fund is incorporated herein by reference to Exhibit No.23(n)(4) of PEA No.19.

     (3) Rule 18f-3 Multiple Class Plan for GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(n)(5) of PEA No. 19.

     (4) Rule 18f-3 Multiple Class Plan for the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 19.

     (5) Rule 18f-3 Multiple Class Plan for the Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No.23(n)(5) of PEA No.27.

     (6) Rule 18f-3 Multiple Class Plan for the New Market Fund is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 28.

     (7) Rule 18f-3 Multiple Class Plan for the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(n)(7) of PEA No. 30.

     (8) Rule 18f-3 Multiple Class Plan for the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit 23(n)(8) of PEA No. 31.

     (9) FORM OF: Rule 18f-3 Multiple Class Plan for the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No. 23(n)(9) of PEA No. 47.

(o) Reserved.

(p) Codes of Ethics.

     (1) The Code of Ethics of the Registrant, FDCC (the distributor for the Registrant), CCM (the investment advisers to GenomicsFund and the Eastern European Equity Fund [formerly the Vontobel Eastern European Equity Fund]), The London Company of Virginia (the investment adviser to The New Market Fund), CSI Capital Management, Inc. (the investment adviser to the CSI Equity Fund and CSI Fixed Income Fund), Third Millennium Investment Advisors, LLC (the investment adviser to the Third Millennium Russia Fund) and the Lara Group, Ltd. (the investment adviser for the Lara U.S. Treasury Fund) is incorporated herein by reference to Exhibit No. 23(p)(1) of PEA No. 11.

     (2) The Code of Ethics of Sand Hill Advisors, Inc. (the investment adviser to the Sand Hill Portfolio Manager Fund) is incorporated herein by reference to Exhibit No. 23(p)(8) of PEA No. 12.

     (3) The Code of Ethics of Chase Investment Counsel Corporation (the investment adviser to the Chase Mid-Cap Growth Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of PEA No. 24.

     (4) The Code of Ethics of Dividend Capital Investments LLC (the investment adviser for the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of PEA No. 44.

     (5) The Code of Ethics of Epoch Investment Partners, Inc. (the investment adviser for the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund) is incorporated herein by reference to Exhibit No. 23(p)(5) of PEA No. 44.

     (6) The Code of Ethics of Real Estate Management Services Group, LLC (the investment adviser for the REMS Real Estate Value Opportunity Fund) is incorporated herein by reference to Exhibit No. 23(p)(6) of PEA No. 45.

(q) Powers-of-Attorney.

     The Power-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are each incorporated herein by reference to Exhibit O of Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

Item 24.   Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser/Sub-Adviser          Form ADV File No.
Sand Hill Advisors, Inc.                        801-17601
CSI Capital Management, Inc.                    801-14549
Third Millennium Investment Advisors, LLC       801-55720
The London Company of Virginia                  801-46604
Commonwealth Capital Management, LLC            801-60040
Dividend Capital Investments LLC                801-62453
Epoch Investment Partners, Inc.                 801-63118
Real Estate Management Services Group, LLC      801-61061

Item 27.   Principal Underwriters.

     (a) First Dominion Capital Corp., also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

   (b) First Dominion Capital Corp.

     The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

   (c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) Sand Hill Advisors, Inc., 3000 Sand Hill Road Building 3, Suite 150 Menlo Park, CA 94025 (records relating to its function as investment adviser to the Sand Hill Portfolio Manager Fund).

     (b) CSI Capital Management, Inc., 110 El Paseo, Santa Barbara, CA 93101 (records relating to its function as investment adviser to the CSI Equity Fund).

     (c) Third Millennium Investment Advisors, LLC, 1185 Avenue of the Americas New York, NY 10036 (records relating to its function as investment adviser to the Third Millennium Russia Fund).

     (d) The London Company, One James Center, Suite 1501, Richmond, Virginia 23219 (records relating to its function as the investment adviser to The New Market Fund).

     (e) UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for each Fund and accounting agent to the Third Millennium Russia Fund.

     (f) Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235(records relating to its function as transfer agent to the Funds).

     (g) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator to the Funds).

     (h) First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (i) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds it services).

     (j) Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, NY 10019 (records relating to its function as investment adviser to the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund).

     (k) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to GenomicsFund and the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund)).

     (l) Dividend Capital Investments LLC, 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund).

     (m) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS Real Estate Value Opportunity Fund).

Item 29.   Management Services.

     There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 31st day of January, 2006.

                                           THE WORLD FUNDS, INC.


                                      By:  */s/ John Pasco, III
                                          ----------------------
                                           John Pasco, III,
                                           Chairman and Chief
                                           Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                      Title                          Date
----------------------       -------------------      ------------------

*/s/ John Pasco, III           Director, Chairman       January 31, 2006
--------------------           Chief Executive
 John Pasco, III               Officer and Chief
                                Financial Officer


*/s/ Samuel Boyd, Jr.          Director                January 31, 2006
---------------------
Samuel Boyd, Jr.

*/s/ Paul M. Dickinson         Director                January 31, 2006
----------------------
Paul M. Dickinson

*/s/ William E. Poist          Director                January 31, 2006
----------------------
William E. Poist



By:/s/ John Pasco, III
   ---------------------
      John Pasco, III
      Attorney-in-fact pursuant to Powers-of-Attorney on file.

                                INDEX TO EXHIBITS

EXHIBIT NO.             DESCRIPTION
-------------------    ------------------------



23(i)(1)               Opinion of Morgan, Lewis & Bockius LLP
23(j)(1)               Consent of Tait, Weller & Baker LLP

                                                                EXHIBIT 23(i)(1)



                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                             Washington, D.C. 20004



January 30, 2006


The World Funds, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Re:   Opinion of Counsel regarding Post-Effective Amendment No. 53
      -------------------------------------------------------------
      to the Registration Statement filed on Form N-1A under the
      -----------------------------------------------------------
      Securities Act of 1933 (File Nos. 333-29289 and 811-8255)

Ladies and Gentlemen:

We have acted as counsel to The World Funds, Inc., a Maryland corporation (the "Company"), in connection with Post-Effective Amendment No. 53 to the Company's registration statement on Form N-1A (the "Amendment"). This opinion is being delivered to you in connection with the Company's filing of the Amendment, which relates to the issuance of the Company's shares of common stock, par value $0.01 per share (collectively, the "Shares"). The Amendment will be filed with the U.S. Securities and Exchange Commission (the "Commission") pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

In connection with this opinion, we have reviewed, among other things, executed copies of the following documents:

(a) a certificate of the State of Maryland as to the existence and good standing of the Company;

(b) the Articles of Incorporation of the Company and any amendments or supplements thereto (the "Articles of Incorporation") and the By-Laws of the Company, and any amendments or supplements thereto (the "By-Laws");

(c) a certificate executed by John Pasco, III, Chairman and Chief Executive Officer of the Company, certifying as to the validity of the Company's Articles of Incorporation and By-Laws; and certain resolutions adopted by the Board of Directors of the Company authorizing the issuance of the Shares; and

(d)   an EDGAR draft of the Amendment.

In our capacity as counsel to the Company, we have examined the originals, or certified, conformed or reproduced copies, of all records, agreements, instruments and documents as we have deemed relevant or necessary as the basis for the opinion hereinafter expressed. In all such examinations, we have assumed the legal capacity of all natural persons executing documents, the genuineness of all signatures, the authenticity of all original or certified copies, and the conformity to original or certified copies of all copies submitted to us as conformed or reproduced copies. As to various questions of fact relevant to such opinion, we have relied upon, and assume the accuracy of, certificates and oral or written statements of public officials and officers or representatives of the Company. We have assumed that the Amendment, as filed with the Commission, will be in substantially the form of the draft referred to in paragraph (d) above.

Based upon, and subject to, the limitations set forth herein, we are of the opinion that the Shares, when issued and sold in accordance with the Articles of Incorporation and By-Laws, and for the consideration described in the Amendment, will be legally issued, fully paid and non-assessable under the General Corporation Laws of the State of Maryland.

We hereby consent to the filing of this opinion as an exhibit to the Amendment. In giving this consent, we do not concede that we are in the category of persons whose consent is required under Section 7 of the 1933 Act.

Very truly yours,

/s/ Morgan, Lewis & Bockius LLP

                                                                EXHIBIT 23(j)(1)


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of The World Funds, Inc. and to the use of our report dated November 11, 2005 on the financial statements and financial highlights of Dividend Capital Realty Income Fund. Such financial statements and financial highlights appear in the 2005 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.





                                     TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 30, 2006